UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07343

Exact name of registrant as specified in charter:	The Prudential Investment Portfolios, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2013

Date of reporting period:	12/31/2012

Item 1. Schedule of Investments

Prudential Conservative Allocation Fund

Schedule of Investments

as of December 31, 2012 (Unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS — 100.3%
AFFILIATED REGISTERED INVESTMENT COMPANIES
Prudential Global Real Estate Fund (Class Z)	278,331	$ 6,039,770
Prudential Government Income Fund, Inc. (Class Z)	1,419,669	13,912,757
Prudential High Yield Fund, Inc. (Class Q)	629,479	3,606,914
Prudential International Equity Fund (Class Z)	1,796,924	11,356,560
Prudential Jennison 20/20 Focus Fund (Class Q)*	146,471	2,444,605
Prudential Jennison Equity Opportunity Fund (Class Z)	149,862	2,438,253
Prudential Jennison Growth Fund (Class Z)*	61,901	1,349,450
Prudential Jennison Market Neutral Fund (Class Z)*	377,080	3,601,114
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)	112,839	3,657,116
Prudential Jennison Natural Resources Fund, Inc. (Class Q)*	52,634	2,454,856
Prudential Jennison Small Company Fund, Inc. (Class Q)	79,036	1,830,474
Prudential Jennison Value Fund (Class Q)	160,003	2,494,439
Prudential Large-Cap Core Equity Fund (Class Z)	547,926	6,816,202
Prudential Mid-Cap Value Fund (Class Q)	77,652	1,216,799
Prudential Short-Term Corporate Bond Fund, Inc. (Class Q)	3,281,678	38,034,647
Prudential Small Cap Value Fund (Class Z)	124,469	1,822,225
Prudential Strategic Value Fund (Class Z)	440,490	4,911,467
Prudential Total Return Bond Fund, Inc. (Class Q)	759,698	11,137,177

TOTAL LONG-TERM INVESTMENTS (cost $99,784,589)		119,124,825

SHORT-TERM INVESTMENT — 1.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,279,064)	1,279,064	1,279,064

TOTAL INVESTMENTS(a) — 101.4% (cost $101,063,653)(b)		120,403,889
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(1,596,332)

NET ASSETS — 100.0%		$ 118,807,557

*	Non-incoming producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(b)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of December 31, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$103,368,446	$17,166,036	$(130,593)	$17,035,443

The difference between the book basis and tax basis was primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Registered Investment Companies	$119,124,825	$—	$—
Affiliated Money Market Mutual Fund	1,279,064	—	—

Total	$120,403,889	$—	$—

Prudential Moderate Allocation Fund

Schedule of Investments

as of December 31, 2012 (Unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS — 100.7%
AFFILIATED REGISTERED INVESTMENT COMPANIES
Prudential Global Real Estate Fund (Class Z)	338,169	$ 7,338,265
Prudential Government Income Fund, Inc. (Class Z)	1,209,215	11,850,302
Prudential High Yield Fund, Inc. (Class Q)	759,692	4,353,034
Prudential International Equity Fund (Class Z)	3,132,707	19,798,710
Prudential Jennison 20/20 Focus Fund (Class Q)*	355,016	5,925,212
Prudential Jennison Equity Opportunity Fund (Class Z)	363,659	5,916,727
Prudential Jennison Growth Fund (Class Z)*	217,390	4,739,102
Prudential Jennison Market Neutral Fund (Class Z)*	609,527	5,820,986
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)	182,054	5,900,378
Prudential Jennison Natural Resources Fund, Inc. (Class Q)*	95,942	4,474,748
Prudential Jennison Small Company Fund, Inc. (Class Q)	191,139	4,426,767
Prudential Jennison Value Fund (Class Q)	388,476	6,056,343
Prudential Large-Cap Core Equity Fund (Class Z)	1,055,856	13,134,848
Prudential Mid-Cap Value Fund (Class Q)	189,033	2,962,147
Prudential Short-Term Corporate Bond Fund, Inc. (Class Q)	1,466,650	16,998,476
Prudential Small Cap Value Fund (Class Z)	302,632	4,430,534
Prudential Strategic Value Fund (Class Z)	939,473	10,475,129
Prudential Total Return Bond Fund, Inc. (Class Q)	726,979	10,657,514

TOTAL LONG-TERM INVESTMENTS (cost $115,486,609)		145,259,222

SHORT-TERM INVESTMENT — 0.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,240,196)	1,240,196	1,240,196

TOTAL INVESTMENTS(a) — 101.6% (cost $116,726,805)(b)		146,499,418
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(2,276,763)

NET ASSETS — 100.0%		$ 144,222,655

*	Non-incoming producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(b)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of December 31, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$121,808,840	$24,903,328	$(212,750)	$24,690,578

The difference between the book basis and tax basis was primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Registered Investment Companies	$145,259,222	$—	$—
Affiliated Money Market Mutual Fund	1,240,196	—	—

Total	$146,499,418	$—	$—

Prudential Growth Allocation Fund

Schedule of Investments

as of December 31, 2012 (Unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS — 99.8%
AFFILIATED REGISTERED INVESTMENT COMPANIES
Prudential Global Real Estate Fund (Class Z)	176,750	$ 3,835,465
Prudential Government Income Fund, Inc. (Class Z)	13,227	129,621
Prudential International Equity Fund (Class Z)	2,642,125	16,698,231
Prudential Jennison 20/20 Focus Fund (Class Q)*	231,440	3,862,736
Prudential Jennison Equity Opportunity Fund (Class Z)	331,981	5,401,328
Prudential Jennison Growth Fund (Class Z)*	116,966	2,549,860
Prudential Jennison Market Neutral Fund (Class Z)*	398,051	3,801,389
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)	119,089	3,859,683
Prudential Jennison Natural Resources Fund, Inc. (Class Q)*	66,789	3,115,055
Prudential Jennison Small Company Fund, Inc. (Class Q)	149,786	3,469,046
Prudential Jennison Value Fund (Class Q)	304,291	4,743,889
Prudential Large-Cap Core Equity Fund (Class Z)	750,128	9,331,588
Prudential Mid-Cap Value Fund (Class Q)	98,834	1,548,722
Prudential Short-Term Corporate Bond Fund, Inc. (Class Q)	20,064	232,541
Prudential Small Cap Value Fund (Class Z)	237,265	3,473,565
Prudential Strategic Value Fund (Class Z)	632,319	7,050,358
Prudential Total Return Bond Fund, Inc. (Class Q)	207,936	3,048,348

TOTAL LONG-TERM INVESTMENTS (cost $60,276,426)		76,151,425

SHORT-TERM INVESTMENT — 1.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $779,575)	779,575	779,575

TOTAL INVESTMENTS(a) — 100.8% (cost $61,056,001)(b)		76,931,000
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(615,905)

NET ASSETS — 100.0%		$ 76,315,095

*	Non-incoming producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund Invests.
(b)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of December 31, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$64,365,729	$12,685,626	$(120,355)	$12,565,271

The difference between the book basis and tax basis was primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Registered Investment Companies	$76,151,425	$—	$—
Affiliated Money Market Mutual Fund	779,575	—	—

Total	$76,931,000	$—	$—

The Prudential Investment Portfolios, Inc.

Prudential Jennison Growth Fund

Schedule of Investments

as of December 31, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 98.7%
COMMON STOCKS
Aerospace & Defense — 5.6%
450,502	Boeing Co. (The)	$ 33,949,831
255,229	Precision Castparts Corp.	48,345,477
366,616	United Technologies Corp.	30,066,178

		112,361,486

Biotechnology — 5.3%
315,204	Alexion Pharmaceuticals, Inc.*	29,569,287
195,887	Biogen Idec, Inc.*	28,730,747
307,587	Gilead Sciences, Inc.*	22,592,265
567,431	Vertex Pharmaceuticals, Inc.*	23,798,056

		104,690,355

Capital Markets — 2.7%
232,206	Goldman Sachs Group, Inc. (The)	29,620,197
1,283,446	Morgan Stanley	24,539,488

		54,159,685

Chemicals — 1.8%
376,127	Monsanto Co.	35,600,421

Communications Equipment — 0.8%
242,580	QUALCOMM, Inc.	15,044,812

Computers & Peripherals — 8.1%
225,993	Apple, Inc.	120,461,049
1,602,832	EMC Corp.*	40,551,649

		161,012,698

Electrical Equipment — 0.6%
101,794	Roper Industries, Inc.	11,347,995

Energy Equipment & Services — 0.8%
239,674	Schlumberger Ltd.	16,607,011

Food & Staples Retailing — 3.4%
383,421	Costco Wholesale Corp.	37,870,492
333,070	Whole Foods Market, Inc.	30,419,283

		68,289,775

Food Products — 1.0%
796,123	Mondelez International, Inc. (Class A Stock)	20,277,253

Healthcare Providers & Services — 2.5%
578,406	Express Scripts Holding Co.*	31,233,924
351,161	UnitedHealth Group, Inc.	19,046,973

		50,280,897

Hotels, Restaurants & Leisure — 4.1%
72,414	Chipotle Mexican Grill, Inc.*(a)	21,540,268
629,623	Dunkin’ Brands Group, Inc.(a)	20,890,891
183,269	Starbucks Corp.	9,826,884
437,039	Yum! Brands, Inc.	29,019,390

		81,277,433

Internet & Catalog Retail — 4.6%
238,146	Amazon.com, Inc.*	59,807,986
49,753	priceline.com, Inc.*	30,906,564

		90,714,550

Internet Software & Services — 9.8%
207,611	Baidu, Inc. (China), ADR*(a)	20,821,307
423,549	eBay, Inc.*	21,609,470
819,463	Facebook, Inc. (Class A Stock)*	21,822,300
99,293	Google, Inc. (Class A Stock)*	70,435,475
261,935	LinkedIn Corp. (Class A Stock)*	30,075,377
267,327	Rackspace Hosting, Inc.(a)	19,854,376
299,761	Tencent Holdings Ltd. (China)	9,831,174
80,883	Youku Tudou, Inc. (China), ADR*(a)	1,475,306

		195,924,785

IT Services — 8.0%
192,618	International Business Machines Corp.	36,895,978
143,276	MasterCard, Inc. (Class A Stock)	70,388,633
175,617	Teradata Corp.*	10,868,936
266,145	Visa, Inc. (Class A Stock)	40,342,259

		158,495,806

Life Sciences Tools & Services — 0.8%
285,238	Illumina, Inc.*(a)	15,856,380

Media — 1.5%
604,673	Walt Disney Co. (The)	30,106,669

Multiline Retail — 0.5%
165,880	Family Dollar Stores, Inc.	10,518,451

Oil, Gas & Consumable Fuels — 2.0%
278,377	Concho Resources, Inc.*	22,426,051
146,758	EOG Resources, Inc.	17,726,899

		40,152,950

Personal Products — 1.7%
577,463	Estee Lauder Cos., Inc. (The) (Class A Stock)	34,566,935

Pharmaceuticals — 7.1%
279,227	Abbott Laboratories	18,289,369
321,151	Allergan, Inc.	29,459,181
478,297	Bristol-Myers Squibb Co.	15,587,699

194,439	Novo Nordisk A/S (Denmark), ADR	31,734,389
150,161	Perrigo Co.	15,621,249
327,842	Shire PLC (Ireland), ADR	30,220,476

		140,912,363

Real Estate Investment Trusts — 1.9%
489,909	American Tower Corp.	37,855,268

Road & Rail — 2.3%
37,218	Canadian Pacific Railway Ltd.	3,782,093
121,525	Kansas City Southern	10,144,907
255,684	Union Pacific Corp.	32,144,593

		46,071,593

Semiconductors & Semiconductor Equipment — 2.7%
504,565	ARM Holdings PLC (United Kingdom), ADR(a)	19,087,694
495,018	Avago Technologies Ltd.	15,672,270
552,827	Broadcom Corp. (Class A Stock)	18,359,384

		53,119,348

Software — 6.6%
324,730	Intuit, Inc.	19,321,435
520,884	Red Hat, Inc.*	27,586,017
237,483	Salesforce.com, Inc.*(a)	39,920,892
303,888	Splunk, Inc.*	8,818,830
303,364	VMware, Inc. (Class A Stock)*(a)	28,558,687
117,999	Workday, Inc. (Class A Stock)*(a)	6,430,945

		130,636,806

Specialty Retail — 4.2%
335,767	Inditex SA (Spain)	47,177,644
852,688	TJX Cos., Inc.	36,196,606

		83,374,250

Textiles, Apparel & Luxury Goods — 7.2%
551,334	Burberry Group PLC (United Kingdom)	11,082,681
483,862	Coach, Inc.	26,859,180
335,625	Lululemon Athletica, Inc.*(a)	25,584,694
190,683	Luxottica Group SpA (Italy)	7,870,454
815,188	NIKE, Inc. (Class B Stock)	42,063,701
200,606	Ralph Lauren Corp.	30,074,851

		143,535,561

Wireless Telecommunication Services — 1.1%
305,543	Crown Castle International Corp.*	22,047,983

	TOTAL LONG-TERM INVESTMENTS (cost $1,319,469,059)	1,964,839,519

SHORT-TERM INVESTMENT — 9.8%
AFFILIATED MONEY MARKET MUTUAL FUND
195,411,718	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $195,411,718; includes $164,168,475 of cash collateral received for security on loan)(b)(c)	195,411,718

TOTAL INVESTMENTS — 108.5% (cost $1,514,880,777)(d)	2,160,251,237
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.5%)	(169,531,814)

NET ASSETS — 100.0%	$1,990,719,423

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $164,189,709; cash collateral of $164,168,475 (included in liabilities) was received with which the Series purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received the following business day and the Series remained in compliance.
(b)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of December 31, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$1,523,380,502	$652,950,957	$(16,080,222)	$636,870,735

The differences between book and tax basis are primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,888,877,566	$75,961,953	$—
Affiliated Money Market Mutual Fund	195,411,718	—	—

Total	$2,084,289,284	$75,961,953	$—

Fair Value of Level 2 investments at September 30, 2012 was $17,867,339. An amount of $52,231,978 was transferred from Level 1 into Level 2 at December 31, 2012 as a result of fair valuing such foreign securities using third-party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Series normally values its securities and the earlier closing of foreign markets.

It is the Series’ policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

Prudential Jennison Equity Opportunity Fund

Portfolio of Investments

as of December 31, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 96.3%
COMMON STOCKS
Aerospace & Defense — 4.9%
73,130	Boeing Co. (The)	$ 5,511,077
386,857	Exelis, Inc.	4,359,878
28,628	Teledyne Technologies, Inc.*	1,862,824
66,205	United Technologies Corp.	5,429,472

		17,163,251

Airlines — 1.0%
292,580	Delta Air Lines, Inc.*	3,472,925

Auto Components — 1.6%
121,316	Lear Corp.	5,682,441

Automobiles — 1.7%
61,551	Toyota Motor Corp. (Japan), ADR(a)	5,739,631

Biotechnology — 1.8%
257,543	Amarin Corp. PLC (Ireland), ADR*(a)	2,083,523
97,323	Vertex Pharmaceuticals, Inc.*	4,081,727

		6,165,250

Capital Markets — 6.1%
304,755	Charles Schwab Corp. (The)(a)	4,376,282
150,069	Evercore Partners, Inc. (Class A Stock)	4,530,583
52,471	Goldman Sachs Group, Inc. (The)	6,693,201
289,576	Morgan Stanley	5,536,693

		21,136,759

Chemicals — 3.4%
87,244	Monsanto Co.	8,257,645
25,953	PPG Industries, Inc.	3,512,738

		11,770,383

Commercial Banks — 1.6%
160,186	Wells Fargo & Co.	5,475,157

Commercial Services & Supplies — 0.8%
92,217	Brink’s Co. (The)	2,630,951

Communications Equipment — 1.7%
35,024	EchoStar Corp. (Class A Stock)*	1,198,522
245,581	Juniper Networks, Inc.*	4,830,578

		6,029,100

Computers & Peripherals — 1.0%
140,413	EMC Corp.*	3,552,449

Diversified Financial Services — 1.0%
77,253	JPMorgan Chase & Co.	3,396,814

Diversified Telecommunication Services — 1.8%
270,289	Vivendi SA (France)	6,112,874

Energy Equipment & Services — 5.1%
128,965	Cameron International Corp.*	7,281,364
61,506	Ensco PLC (Class A Stock)	3,646,076
98,932	Schlumberger Ltd.	6,854,998

		17,782,438

Food & Staples Retailing — 2.9%
108,556	CVS Caremark Corp.	5,248,683
70,470	Wal-Mart Stores, Inc.	4,808,168

		10,056,851

Food Products — 4.8%
76,296	Bunge Ltd.	5,545,956
51,791	Kraft Foods Group, Inc.	2,354,937
185,724	Mondelez International, Inc. (Class A Stock)	4,730,390
199,834	Tyson Foods, Inc. (Class A Stock)	3,876,780

		16,508,063

Healthcare Equipment & Supplies — 1.3%
233,530	Hologic, Inc.*	4,677,606

Healthcare Providers & Services — 3.9%
83,791	Express Scripts Holding Co.*	4,524,714
61,834	Quest Diagnostics, Inc.	3,603,067
109,496	Universal Health Services, Inc. (Class B Stock)	5,294,132

		13,421,913

Hotels, Restaurants & Leisure — 7.7%
122,843	Accor SA (France)	4,381,465
123,427	Hyatt Hotels Corp. (Class A Stock)*(a)	4,760,579
392,159	International Game Technology	5,556,893
419,383	Pinnacle Entertainment, Inc.*	6,638,833
1,142,660	Wendy’s Co. (The)	5,370,502

		26,708,272

Independent Power Producers & Energy Traders — 1.8%
345,261	Calpine Corp.*	6,259,582

Insurance — 2.9%
179,797	MetLife, Inc.	5,922,513
310,593	Symetra Financial Corp.	4,031,497

		9,954,010

Internet Software & Services — 2.4%
9,612	Google, Inc. (Class A Stock)*	6,818,464
274,401	Monster Worldwide, Inc.*(a)	1,542,134

		8,360,598

Life Sciences Tools & Services — 0.7%
37,724	Thermo Fisher Scientific, Inc.	2,406,037

Machinery — 1.9%
37,670	Dover Corp.	2,475,296
154,751	Xylem, Inc.	4,193,752

		6,669,048

Marine — 1.2%
65,787	Kirby Corp.*(a)	4,071,557

Media — 8.1%
180,905	Comcast Corp. (Class A Stock)	6,503,535
62,088	Liberty Global, Inc. (Series C Stock)*	3,647,670
451,943	Live Nation Entertainment, Inc.*	4,207,589
248,413	News Corp. (Class A Stock)	6,344,468
123,439	Thomson Reuters Corp.	3,587,138
72,897	Viacom, Inc. (Class B Stock)	3,844,588

		28,134,988

Metals & Mining — 1.6%
66,971	Goldcorp, Inc.	2,457,836
126,811	United States Steel Corp.(a)	3,026,978

		5,484,814

Oil, Gas & Consumable Fuels — 6.9%
170,184	Cobalt International Energy, Inc.*	4,179,719
186,357	Consol Energy, Inc.	5,982,060
35,294	EOG Resources, Inc.	4,263,162
114,916	Newfield Exploration Co.*	3,077,451
235,843	Peabody Energy Corp.(a)	6,275,782

		23,778,174

Pharmaceuticals — 3.1%
185,236	Impax Laboratories, Inc.*(a)	3,795,485
284,646	Pfizer, Inc.	7,138,922

		10,934,407

Professional Services — 1.2%
98,027	Manpower, Inc.	4,160,266

Semiconductors & Semiconductor Equipment — 4.9%
155,159	Broadcom Corp. (Class A Stock)	5,152,830
118,777	Maxim Integrated Products, Inc.	3,492,044
254,850	NVIDIA Corp.	3,132,107
146,129	Xilinx, Inc.	5,246,031

		17,023,012

Software — 4.4%
284,730	Activision Blizzard, Inc.	3,023,833
431,801	Cadence Design Systems, Inc.*(a)	5,833,631
239,184	Microsoft Corp.	6,393,388

		15,250,852

Specialty Retail — 1.1%
152,157	GameStop Corp. (Class A Stock)(a)	3,817,619

	TOTAL LONG-TERM INVESTMENTS (cost $284,688,749)	333,788,092

SHORT-TERM INVESTMENT — 12.6%
AFFILIATED MONEY MARKET MUTUAL FUND
43,437,965	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $43,437,965; includes $31,345,247 of cash collateral received for securities on loan)(b)(c)	43,437,965

	TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT — 108.9% (cost $328,126,714)	377,226,057
SECURITY SOLD SHORT — (1.0)%
COMMON STOCK
Semiconductors & Semiconductor Equipment — (1.0)%
310,359	Freescale Semiconductor Ltd. (proceeds received $2,821,482)	(3,417,053)

	TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 107.9% (cost $325,305,232)(d)	373,809,004
	LIABILITIES IN EXCESS OF OTHER ASSETS — (7.9%)	(27,263,288)

	NET ASSETS — 100.0%	$ 346,545,716

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $30,106,970; cash collateral of $31,345,247 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of December 31, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$330,137,789	$54,627,971	$(7,539,703)	$47,088,268

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales and other book–to-tax differences as of the most recent fiscal year end.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$323,293,753	$10,494,339	$—
Affiliated Money Market Mutual Fund	43,437,965	—	—
Short Sales - Common Stocks	(3,417,053)	—	—

Total	$363,314,665	$10,494,339	$—

Fair Value of Level 2 investments at 9/30/12 was $0. An amount of $9,368,046 was transferred from Level 1 into Level 2 at 12/31/12 as a result of fair valuing such foreign securities using third-party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Series normally values its securities and the earlier closing of foreign markets.

It is the Series’ policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

Prudential Asset Allocation Fund

Portfolio of Investments

as of December 31, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 96.5%
COMMON STOCKS — 61.2%
Aerospace & Defense — 1.1%
3,200	AAR Corp.	$ 59,776
7,000	Alliant Techsystems, Inc.	433,720
5,041	BAE Systems PLC (United Kingdom)	28,019
1,868	Cobham PLC (United Kingdom)	6,787
700	Cubic Corp.	33,579
2,200	Curtiss-Wright Corp.	72,226
1,900	Esterline Technologies Corp.*	120,859
646	European Aeronautic Defence and Space Co. NV (France)	25,466
6,500	Exelis, Inc.	73,255
561	Finmeccanica SpA (Italy)*(a)	3,247
17,100	General Dynamics Corp.	1,184,517
7,400	Huntington Ingalls Industries, Inc.	320,716
800	LMI Aerospace, Inc.*	15,472
1,209	Meggitt PLC (United Kingdom)	7,570
16,400	Northrop Grumman Corp.	1,108,312
2,905	Rolls-Royce Holdings PLC (United Kingdom)	41,668
356	Safran SA (France)	15,417
2,500	Singapore Technologies Engineering Ltd. (Singapore)	7,891
12,100	Spirit Aerosystems Holdings, Inc. (Class A Stock)*	205,337
900	Sypris Solutions, Inc.	3,564
1,600	Teledyne Technologies, Inc.*	104,112
146	Thales SA (France)	5,087
500	United Technologies Corp.	41,005
53	Zodiac Aerospace (France)	5,868

		3,923,470

Air Freight & Logistics — 0.5%
1,364	Deutsche Post AG (Germany)	30,043
491	TNT Express NV (Netherlands)	5,464
947	Toll Holdings Ltd. (Australia)	4,539
22,500	United Parcel Service, Inc. (Class B Stock)	1,658,925
600	Yamato Holdings Co. Ltd. (Japan)	9,118

		1,708,089

Airlines — 0.1%
3,400	Alaska Air Group, Inc.*	146,506
1,800	All Nippon Airways Co. Ltd. (Japan)(a)	3,781
1,100	Allegiant Travel Co.	80,751
2,000	Cathay Pacific Airways Ltd. (Hong Kong)	3,715
326	Deutsche Lufthansa AG (Germany)	6,163
1,400	International Consolidated Airlines Group SA (United Kingdom)*	4,156
50	Japan Airlines Co. Ltd. (Japan)*	2,149
1,762	Qantas Airways Ltd. (Australia)*	2,759

800	Singapore Airlines Ltd. (Singapore)	7,096
2,900	Spirit Airlines, Inc.*	51,388

		308,464

Auto Components — 0.2%
250	Aisin Seiki Co. Ltd. (Japan)	7,807
1,000	Bridgestone Corp. (Japan)	26,032
279	Cie Generale des Etablissements Michelin (France)	26,734
140	Continental AG (Germany)	16,317
15,500	Delphi Automotive PLC (United Kingdom)*(a)	592,875
750	Denso Corp. (Japan)	26,118
300	Drew Industries, Inc.	9,675
2,000	Federal-Mogul Corp.*	16,040
2,410	GKN PLC (United Kingdom)	9,092
100	Koito Manufacturing Co. Ltd. (Japan)	1,458
300	NGK Spark Plug Co. Ltd. (Japan)	3,996
300	NHK Spring Co. Ltd. (Japan)	2,472
100	NOK Corp. (Japan)	1,566
171	Nokian Renkaat OYJ (Finland)	6,850
333	Pirelli & C. SpA (Italy)	3,837
800	Standard Motor Products, Inc.	17,776
200	Stanley Electric Co. Ltd. (Japan)	2,843
300	Sumitomo Rubber Industries Ltd. (Japan)	3,628
100	Tenneco, Inc.*	3,511
700	Tower International, Inc.*	5,635
100	Toyoda Gosei Co. Ltd. (Japan)	2,033
100	Toyota Boshoku Corp. (Japan)	1,159
250	Toyota Industries Corp. (Japan)	7,981

		795,435

Automobiles — 0.7%
496	Bayerische Motoren Werke AG (Germany)	48,267
300	Daihatsu Motor Co. Ltd. (Japan)	5,977
1,359	Daimler AG (Germany)	74,821
1,358	Fiat SpA (Italy)*	6,841
74,600	Ford Motor Co.	966,070
1,000	Fuji Heavy Industries Ltd. (Japan)	12,610
29,000	General Motors Co.*	836,070
2,400	Honda Motor Co. Ltd. (Japan)	88,883
2,000	Isuzu Motors Ltd. (Japan)	11,935
4,000	Mazda Motor Corp. (Japan)*	8,209
6,000	Mitsubishi Motors Corp. (Japan)*	6,203
3,700	Nissan Motor Co. Ltd. (Japan)	35,109
330	Peugeot SA (France)*	2,408
295	Renault SA (France)	16,021
500	Suzuki Motor Corp. (Japan)	13,084
5,300	Thor Industries, Inc.	198,379
4,150	Toyota Motor Corp. (Japan)	193,789
47	Volkswagen AG (Germany)	10,196
400	Yamaha Motor Co. Ltd. (Japan)	4,431

		2,539,303

Beverages — 1.0%
1,246	Anheuser-Busch InBev NV (Belgium)	108,508
600	Asahi Group Holdings Ltd. (Japan)	12,776
160	Carlsberg A/S (Denmark) (Class B Stock)	15,763
886	Coca-Cola Amatil Ltd. (Australia)	12,451
800	Coca-Cola Bottling Co. Consolidated	53,200
38,740	Coca-Cola Co. (The)	1,404,325
2,500	Coca-Cola Enterprises, Inc.	79,325
313	Coca-Cola Hellenic Bottling Co. SA (Greece)	7,313
100	Coca-Cola West Co. Ltd. (Japan)	1,544
3,888	Diageo PLC (United Kingdom)	113,245
156	Heineken Holding NV (Netherlands)	8,590
353	Heineken NV (Netherlands)	23,666
1,300	Kirin Holdings Co. Ltd. (Japan)	15,296
2,200	National Beverage Corp.	32,098
22,200	PepsiCo, Inc.	1,519,146
329	Pernod-Ricard SA (France)	38,171
36	Remy Cointreau SA (France)	3,931
1,484	SABMiller PLC (United Kingdom)	68,874
1,004	Treasury Wine Estates Ltd. (Australia)	4,942

		3,523,164

Biotechnology — 1.4%
4,000	Acorda Therapeutics, Inc.*	99,440
166	Actelion Ltd. (Switzerland)	7,943
1,200	Alexion Pharmaceuticals, Inc.*	112,572
6,600	Alkermes PLC*	122,232
5,600	Alnylam Pharmaceuticals, Inc.*	102,200
14,900	Amgen, Inc.	1,286,168
7,600	Biogen Idec, Inc.*	1,114,692
18,300	Celgene Corp.*	1,440,576
784	CSL Ltd. (Australia)	44,263
2,600	Cubist Pharmaceuticals, Inc.*	109,356
777	Elan Corp. PLC (Ireland)*	7,967
300	Emergent Biosolutions, Inc.*	4,812
2,600	Genomic Health, Inc.*	70,876
231	Grifols SA (Spain)*	8,078
2,800	Ironwood Pharmaceuticals, Inc. (Class A Stock)*(b)	31,052
600	Pharmacyclics, Inc.*	34,740
18	Prothena Corp. PLC*	132
1,900	Targacept, Inc.*	8,322
3,500	United Therapeutics Corp.*(a)	186,970
1,000	Vanda Pharmaceuticals, Inc.*	3,700

		4,796,091

Building Products — 0.2%
700	A.O. Smith Corp.	44,149
500	American Woodmark Corp.*	13,910
500	Apogee Enterprises, Inc.	11,985
1,600	Asahi Glass Co. Ltd. (Japan)	11,683
518	Assa Abloy AB (Sweden) (Class B Stock)	19,499
618	Cie de Saint-Gobain (France)	26,539
350	Daikin Industries Ltd. (Japan)	12,022
57	Geberit AG (Switzerland)	12,636
3,300	Gibraltar Industries, Inc.*	52,536
9,100	Lennox International, Inc.	477,932
400	LIXIL Group Corp. (Japan)	8,922
300	Nortek, Inc.*	19,875
500	Toto Ltd. (Japan)	3,759

		715,447

Capital Markets — 1.2%
1,507	3i Group PLC (United Kingdom)	5,378
1,356	Aberdeen Asset Management PLC (United Kingdom)	8,160
600	Arlington Asset Investment Corp. (Class A Stock)	12,462
1,000	BlackRock Kelso Capital Corp.	10,060
4,200	BlackRock, Inc.	868,182
2,100	Calamos Asset Management, Inc. (Class A Stock)	22,197
1,100	Cowen Group, Inc. (Class A Stock)*	2,695
1,946	Credit Suisse Group AG (Switzerland)	47,495
2,600	Daiwa Securities Group, Inc. (Japan)	14,506
1,394	Deutsche Bank AG (Germany)	61,329
300	Duff & Phelps Corp. (Class A Stock)	4,686
400	FXCM, Inc. (Class A Stock)	4,028
800	GAMCO Investors, Inc. (Class A Stock)	42,456
14,215	Goldman Sachs Group, Inc. (The)	1,813,265
368	Hargreaves Lansdown PLC (United Kingdom)	4,116
890	ICAP PLC (United Kingdom)	4,501
800	INTL FCStone, Inc.*	13,928
878	Investec PLC (United Kingdom)	6,112
336	Julius Baer Group Ltd. (Switzerland)	11,963
514	Macquarie Group Ltd. (Australia)	19,255
5,200	MCG Capital Corp.	23,920
725	Mediobanca SpA (Italy)	4,478
25,000	Morgan Stanley	478,000
1,000	New Mountain Finance Corp.	14,900
5,600	Nomura Holdings, Inc. (Japan)	33,148
27	Partners Group Holding AG (Switzerland)	6,242
4,000	PennantPark Investment Corp.	43,980
268	Ratos AB (Sweden) (Class B Stock)	2,581
340	SBI Holdings, Inc. (Japan)	3,039
175	Schroders PLC (United Kingdom)	4,862
2,200	Solar Capital Ltd.	52,602
400	SWS Group, Inc.*	2,116
7,100	T. Rowe Price Group, Inc.	462,423

300	TCP Capital Corp.	4,422
300	THL Credit, Inc.	4,437
5,649	UBS AG (Switzerland)	88,401
130	Virtus Investment Partners, Inc.*	15,722
1,200	Walter Investment Management Corp.*	51,624

		4,273,671

Chemicals — 1.2%
1,300	A. Schulman, Inc.	37,609
484	Air Liquide SA (France)	61,148
200	Air Water, Inc. (Japan)	2,560
370	Akzo Nobel NV (Netherlands)	24,493
96	Arkema SA (France)	10,080
2,000	Asahi Kasei Corp. (Japan)	11,826
1,377	BASF SE (Germany)	130,210
5,400	CF Industries Holdings, Inc.	1,097,064
210	Croda International PLC (United Kingdom)	8,208
500	Daicel Corp. (Japan)	3,308
700	Denki Kagaku Kogyo K.K. (Japan)	2,397
13	Ems-Chemie Holding AG (Switzerland)	3,065
2,900	Futurefuel Corp.	34,336
400	Georgia Gulf Corp.	16,512
13	Givaudan SA (Switzerland)	13,738
200	Hitachi Chemical Co. Ltd. (Japan)	3,015
2,362	Incitec Pivot Ltd. (Australia)	8,053
654	Israel Chemicals Ltd. (Israel)	7,876
3	Israel Corp. Ltd. (The) (Israel)	1,973
317	Johnson Matthey PLC (United Kingdom)	12,453
300	JSR Corp. (Japan)	5,726
250	K+S AG (Germany)	11,611
500	Kaneka Corp. (Japan)	2,530
300	Kansai Paint Co. Ltd. (Japan)	3,233
239	Koninklijke DSM NV (Netherlands)	14,566
1,400	Koppers Holdings, Inc.	53,410
500	Kuraray Co. Ltd. (Japan)	6,555
129	Lanxess AG (Germany)	11,375
277	Linde AG (Germany)	48,461
2,700	LSB Industries, Inc.*	95,634
2,000	Mitsubishi Chemical Holdings Corp. (Japan)	9,963
600	Mitsubishi Gas Chemical Co., Inc. (Japan)	3,680
1,300	Mitsui Chemicals, Inc. (Japan)	3,388
14,700	Mosaic Co. (The)	832,461
250	Nitto Denko Corp. (Japan)	12,312
339	Novozymes A/S (Denmark) (Class B Stock)	9,623
800	Olin Corp.	17,272
100	OM Group, Inc.*	2,220
567	Orica Ltd. (Australia)	14,916
4,200	Rpm International, Inc.	123,312
7,100	Sherwin-Williams Co. (The)	1,092,122

600	Shin-Etsu Chemical Co. Ltd. (Japan)	36,618
2,000	Showa Denko K.K. (Japan)	3,057
3	Sika AG (Switzerland)	6,939
92	Solvay SA (Belgium)	13,387
340	Stepan Co.	18,884
2,000	Sumitomo Chemical Co. Ltd. (Japan)	6,303
144	Syngenta AG (Switzerland)	58,174
400	Taiyo Nippon Sanso Corp. (Japan)	2,301
1,500	Teijin Ltd. (Japan)	3,735
2,300	Toray Industries, Inc. (Japan)	14,129
1,500	UBE Industries Ltd. (Japan)	3,603
2,600	Valspar Corp.	162,240
290	Yara International ASA (Norway)	14,459
600	Zep, Inc.	8,664

		4,216,787

Commercial Banks — 2.7%
1,000	Aozora Bank Ltd. (Japan)	3,075
4,214	Australia & New Zealand Banking Group Ltd. (Australia)	110,982
9,967	Banca Monte dei Paschi di Siena SpA (Italy)*	2,981
500	BancFirst Corp.	21,180
8,453	Banco Bilbao Vizcaya Argentaria SA (Spain)	78,536
4,355	Banco de Sabadell SA (Spain)*	11,390
3,487	Banco Espirito Santo SA (Portugal)*	4,147
1,200	Banco Latinoamericano de Comercio Exterior SA (Class E Stock)	25,872
2,563	Banco Popolare SC (Italy)*	4,268
8,008	Banco Popular Espanol SA (Spain)	6,259
16,012	Banco Santander SA (Spain)	130,130
1,837	Bank Hapoalim BM (Israel)*	7,882
1,944	Bank Leumi Le-Israel BM (Israel)*	6,617
1,800	Bank of East Asia Ltd. (Hong Kong)	6,990
500	Bank of Kyoto Ltd. (The) (Japan)	4,235
1,800	Bank of Yokohama Ltd. (The) (Japan)	8,369
645	Bankia SA (Spain)*	333
500	Banner Corp.	15,365
5	Banque Cantonale Vaudoise (Switzerland)	2,663
18,036	Barclays PLC (United Kingdom)	78,348
21,100	BB&T Corp.	614,221
630	Bendigo and Adelaide Bank Ltd. (Australia)	5,612
1,556	BNP Paribas SA (France)	88,584
5,500	BOC Hong Kong Holdings Ltd. (Hong Kong)	17,302
1,271	CaixaBank (Spain)	4,452
500	Camden National Corp.	16,985
1,500	Cardinal Financial Corp.	24,405
4,600	Cathay General Bancorp	89,700
200	Centerstate Banks, Inc.	1,706
600	Central Pacific Financial Corp.*	9,354
1,600	Chemical Financial Corp.	38,016
1,200	Chiba Bank Ltd. (The) (Japan)	7,030

300	Chugoku Bank Ltd. (The) (Japan)	4,187
1,100	Citizens & Northern Corp.	20,790
900	Columbia Banking System, Inc.	16,146
5,643	Commerzbank AG (Germany)*	10,811
2,470	Commonwealth Bank of Australia (Australia)	160,863
1,600	Community Trust Bancorp, Inc.	52,448
1,514	Credit Agricole SA (France)*	12,330
954	Danske Bank A/S (Denmark)*	16,203
2,800	DBS Group Holdings Ltd. (Singapore)	34,374
1,429	DNB ASA (Norway)	18,265
900	Eagle Bancorp, Inc.*	17,973
900	Enterprise Financial Services Corp.	11,763
337	Erste Group Bank AG (Austria)*	10,715
2,000	Financial Institutions, Inc.	37,260
1,300	First Bancorp	16,666
2,500	First Community Bancshares, Inc.	39,925
200	First Financial Corp.	6,048
2,700	First Interstate Bancsystem, Inc.	41,661
1,800	First Merchants Corp.	26,712
2,200	FirstMerit Corp.	31,218
1,300	Fukuoka Financial Group, Inc. (Japan)	5,206
600	Gunma Bank Ltd. (The) (Japan)	2,936
600	Hachijuni Bank Ltd. (The) (Japan)	3,010
1,100	Hancock Holding Co.	34,914
1,200	Hang Seng Bank Ltd. (Hong Kong)	18,524
3,200	Hanmi Financial Corp. (Class A Stock)*	43,488
300	Home Bancshares, Inc.	9,906
350	Horizon Bancorp	6,878
28,408	HSBC Holdings PLC (United Kingdom)	301,035
60,900	Huntington Bancshares, Inc.	389,151
3,400	International Bancshares Corp.	61,370
15,632	Intesa SanPaolo SpA (Italy)	27,033
1,447	Intesa SanPaolo SpA-RSP (Italy)	2,055
400	Iyo Bank Ltd. (The) (Japan)	3,171
1,000	Joyo Bank Ltd. (The) (Japan)	4,751
367	KBC Groep NV (Belgium)	12,791
69,300	KeyCorp	583,506
400	Lakeland Financial Corp.	10,336
65,477	Lloyds Banking Group PLC (United Kingdom)*	52,179
3,800	MainSource Financial Group, Inc.	48,146
2,300	MB Financial, Inc.	45,425
19,100	Mitsubishi UFJ Financial Group, Inc. (Japan)	103,352
180	Mizrahi Tefahot Bank Ltd. (Israel)*	1,867
34,260	Mizuho Financial Group, Inc. (Japan)	62,815
3,527	National Australia Bank Ltd. (Australia)	92,771
1,630	Natixis (France)	5,572
1,000	Nishi-Nippon City Bank Ltd. (The) (Japan)	2,481
4,084	Nordea Bank AB (Sweden)	39,284
2,800	Old National Bancorp	33,236

100	Omniamerican Bancorp, Inc.*	2,313
3,974	Oversea-Chinese Banking Corp. Ltd. (Singapore)	32,022
1,300	Peoples Bancorp, Inc.	26,559
6,000	PNC Financial Services Group, Inc.	349,860
200	Preferred Bank*	2,840
64	Raiffeisen Bank International AG (Austria)(a)	2,662
16,600	Regions Financial Corp.	118,192
600	Republic Bancorp, Inc. (Class A Stock)	12,678
2,800	Resona Holdings, Inc. (Japan)	12,803
3,180	Royal Bank of Scotland Group PLC (United Kingdom)*	16,997
500	Sandy Spring Bancorp, Inc.	9,710
800	Seven Bank Ltd. (Japan)	2,110
2,000	Shinsei Bank Ltd. (Japan)	4,003
800	Shizuoka Bank Ltd. (The) (Japan)	7,815
2,162	Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	18,497
1,089	Societe Generale SA (France)*	41,407
1,100	Southwest Bancorp, Inc.*	12,320
3,712	Standard Chartered PLC (United Kingdom)	96,066
300	Stellarone Corp.	4,242
3,600	Sterling Financial Corp.	75,168
2,017	Sumitomo Mitsui Financial Group, Inc. (Japan)	73,301
4,480	Sumitomo Mitsui Trust Holdings, Inc. (Japan)	15,784
300	Suruga Bank Ltd. (Japan)	3,690
3,600	Susquehanna Bancshares, Inc.	37,728
769	Svenska Handelsbanken AB (Sweden) (Class A Stock)	27,647
1,273	Swedbank AB (Sweden) (Class A Stock)	25,009
200	Trico Bancshares	3,350
55,008	U.S. Bancorp	1,756,956
6,285	UniCredit SpA (Italy)*	30,950
900	Union First Market Bankshares Corp.	14,193
1,329	Unione di Banche Italiane ScpA (Italy)	6,197
2,000	United Overseas Bank Ltd. (Singapore)	32,808
400	Washington Trust Bancorp, Inc.	10,524
1,900	Webster Financial Corp.	39,045
71,541	Wells Fargo & Co.	2,445,271
2,000	WesBanco, Inc.	44,440
900	West Bancorporation, Inc.	9,702
4,778	Westpac Banking Corp. (Australia)	130,917
1,400	Wilshire Bancorp, Inc.*	8,218
500	Wing Hang Bank Ltd. (Hong Kong)	5,267
300	Yamaguchi Financial Group, Inc. (Japan)	2,649

		9,612,446

Commercial Services & Supplies — 0.2%
800	ADT Corp. (The)	37,192
415	Aggreko PLC (United Kingdom)	11,844
599	Babcock International Group PLC (United Kingdom)	9,455
2,413	Brambles Ltd. (Australia)	19,134
400	Brink’s Co. (The)	11,412

3,400	Copart, Inc.*	100,300
1,100	Courier Corp.	12,100
800	Dai Nippon Printing Co. Ltd. (Japan)	6,273
1,600	Deluxe Corp.	51,584
263	Edenred (France)	8,134
2,200	EnergySolutions, Inc.*	6,864
200	G&K Services, Inc. (Class A Stock)	6,830
2,189	G4S PLC (United Kingdom)	9,172
300	Intersections, Inc.	2,844
1,700	Knoll, Inc.	26,112
1,500	Rollins, Inc.	33,060
300	Secom Co. Ltd. (Japan)	15,115
486	Securitas AB (Sweden) (Class B Stock)	4,261
773	Serco Group PLC (United Kingdom)	6,771
50	Societe BIC SA (France)	5,993
600	Standard Parking Corp.*	13,194
3,700	Steelcase, Inc. (Class A Stock)	47,138
3,800	Sykes Enterprises, Inc.*	57,836
2,300	Tetra Tech, Inc.*	60,835
900	Toppan Printing Co. Ltd. (Japan)	5,579
400	UniFirst Corp.	29,328
500	US Ecology, Inc.	11,770

		610,130

Communications Equipment — 1.5%
7,800	ARRIS Group, Inc.*	116,532
500	Aware, Inc.	2,740
1,500	Black Box Corp.	36,510
1,400	Calamp Corp.*	11,648
121,866	Cisco Systems, Inc.	2,394,667
400	Digi International, Inc.*	3,788
4,100	Emulex Corp.*	29,930
700	Globecomm Systems, Inc.*	7,910
700	Ixia*	11,886
5,810	Nokia OYJ (Finland)	22,959
1,300	OPLINK Communications, Inc.*	20,254
3,000	Plantronics, Inc.	110,610
39,100	QUALCOMM, Inc.	2,424,982
5,500	Riverbed Technology, Inc.*	108,460
4,721	Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	47,688
800	Tessco Technologies, Inc.	17,712

		5,368,276

Computers & Peripherals — 2.5%
11,100	Apple, Inc.	5,916,633
500	Avid Technology, Inc.*	3,790
1,000	Datalink Corp.*	8,550
67,800	Dell, Inc.	686,814
22,900	EMC Corp.*	579,370

2,500	Fujitsu Ltd. (Japan)	10,485
123	Gemalto NV (France)	11,103
93,800	Hewlett-Packard Co.	1,336,650
1,100	Intermec, Inc.*	10,846
4,000	NEC Corp. (Japan)*	8,437
6,700	NetApp, Inc.*	224,785
6,200	Toshiba Corp. (Japan)	24,541

		8,822,004

Construction & Engineering — 0.1%
207	ACS Actividades de Construccion y Servicios SA (Spain)	5,246
1,300	Argan, Inc.	23,400
1,105	Balfour Beatty PLC (United Kingdom)	4,974
292	Bouygues SA (France)	8,689
200	Chiyoda Corp. (Japan)	2,865
3,300	EMCOR Group, Inc.	114,213
625	Ferrovial SA (Spain)	9,304
36	Hochtief AG (Germany)*	2,106
300	JGC Corp. (Japan)	9,349
1,300	Kajima Corp. (Japan)	4,301
200	Kinden Corp. (Japan)	1,304
116	Koninklijke Boskalis Westminster NV (Netherlands)	5,251
218	Leighton Holdings Ltd. (Australia)	4,115
4,300	MasTec, Inc.*	107,199
400	MYR Group, Inc.*	8,900
1,000	Obayashi Corp. (Japan)	5,638
1,000	Pike Electric Corp.	9,550
2,000	Primoris Services Corp.	30,080
1,000	Shimizu Corp. (Japan)	3,759
582	Skanska AB (Sweden) (Class B Stock)	9,551
1,500	Taisei Corp. (Japan)	4,988
714	Vinci SA (France)	34,377

		409,159

Construction Materials — 0.1%
1,208	Boral Ltd. (Australia)	5,543
1,120	CRH PLC (Ireland)	22,777
2,800	Eagle Materials, Inc.	163,800
979	Fletcher Building Ltd. (New Zealand)	6,872
400	Headwaters, Inc.*	3,424
222	HeidelBergCement AG (Germany)	13,585
355	Holcim Ltd. (Switzerland)	26,147
53	Imerys SA (France)	3,399
681	James Hardie Industries PLC (Australia)	6,593
283	Lafarge SA (France)	18,274
2,000	Taiheiyo Cement Corp. (Japan)	5,499

		275,913

Consumer Finance — 0.5%
100	Aeon Credit Service Co. Ltd. (Japan)	2,023
980	Credit Acceptance Corp.*	99,646
200	Credit Saison Co. Ltd. (Japan)	5,003
18,600	Discover Financial Services	717,030
4,700	Nelnet, Inc. (Class A Stock)	140,013
330	Portfolio Recovery Associates, Inc.*	35,264
50,900	SLM Corp.	871,917

		1,870,896

Containers & Packaging — 0.1%
1,873	Amcor Ltd. (Australia)	15,830
1,800	Ball Corp.(a)	80,550
16,100	Owens-Illinois, Inc.*	342,447
1,361	Rexam PLC (United Kingdom)	9,739
200	Toyo Seikan Kaisha Ltd. (Japan)	2,695

		451,261

Distributors
800	Core-Mark Holding Co., Inc.	37,880
200	Jardine Cycle & Carriage Ltd. (Singapore)	7,966
10,000	Li & Fung Ltd. (Hong Kong)	18,045
2,100	Pool Corp.	88,872

		152,763

Diversified Consumer Services — 0.1%
8,200	Apollo Group, Inc. (Class A Stock)*	171,544
100	Benesse Holdings, Inc. (Japan)	4,162
500	Capella Education Co.*	14,115
200	Carriage Services, Inc. (Class A Stock)	2,374
4,300	Grand Canyon Education, Inc.*	100,921
1,000	Lincoln Educational Services Corp.	5,590

		298,706

Diversified Financial Services — 2.1%
272	ASX Ltd. (Australia)	8,877
128,245	Bank of America Corp.	1,487,642
61,970	Citigroup, Inc.	2,451,533
284	Deutsche Boerse AG (Germany)	17,416
46	Eurazeo (France)	2,227
130	Exor SpA (Italy)	3,276
3,000	First Pacific Co. Ltd. (Hong Kong)	3,313
300	Gain Capital Holdings, Inc.	1,227
125	Groupe Bruxelles Lambert SA (Belgium)	9,970
1,700	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	29,421
183	Industrivarden AB (Sweden) (Class C Stock)	3,049
5,942	ING Groep NV (Netherlands)*	56,437
319	Investment AB Kinnevik (Sweden) (Class B Stock)	6,673
707	Investor AB (Sweden) (Class B Stock)	18,573
75,030	JPMorgan Chase & Co.	3,299,069

314	London Stock Exchange Group PLC (United Kingdom)	5,601
300	Marlin Business Services Corp.	6,018
90	Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	3,872
700	NASDAQ OMX Group, Inc. (The)	17,507
160	ORIX Corp. (Japan)	18,073
57	Pargesa Holding SA (Switzerland)	3,928
184	Pohjola Bank PLC (Finland) (Class A Stock)	2,755
1,300	Singapore Exchange Ltd. (Singapore)	7,554
51	Wendel SA (France)	5,257

		7,469,268

Diversified Telecommunication Services — 1.5%
400	8x8, Inc.*	2,956
62,910	AT&T, Inc.	2,120,696
236	Belgacom SA (Belgium)	6,941
2,949	Bezeq the Israeli Telecommunication Corp. Ltd. (Israel)	3,416
12,215	BT Group PLC (United Kingdom)	46,603
1,300	Cbeyond, Inc.*	11,752
4,211	Deutsche Telekom AG (Germany)	47,934
215	Elisa OYJ (Finland)	4,767
2,877	France Telecom SA (France)	31,917
3,000	HKT Trust and HKT Ltd. (Hong Kong)	2,947
400	IDT Corp. (Class B Stock)	3,816
35	Iliad SA (France)	6,008
764	Inmarsat PLC (United Kingdom)	7,364
1,708	Koninklijke KPN NV (Netherlands)	8,447
700	Neutral Tandem, Inc.	1,799
700	Nippon Telegraph & Telephone Corp. (Japan)	29,472
6,200	PCCW Ltd. (Hong Kong)	2,740
974	Portugal Telecom SGPS SA (Portugal)	4,850
3,000	Premiere Global Services, Inc.*	29,340
500	Primus Telecommunications Group, Inc.	5,435
12,400	Singapore Telecommunications Ltd. (Singapore)	33,741
38	Swisscom AG (Switzerland)	16,466
766	TDC A/S (Denmark)	5,427
3,118	Telecom Corp. of New Zealand Ltd. (New Zealand)	5,902
14,575	Telecom Italia SpA (Italy)	13,221
9,349	Telecom Italia SpA-RSP (Italy)	7,441
6,354	Telefonica SA (Spain)	86,028
322	Telekom Austria AG (Austria)	2,445
88	Telenet Group Holding NV (Belgium)	4,141
1,065	Telenor ASA (Norway)	21,685
3,359	TeliaSonera AB (Sweden)	22,804
6,756	Telstra Corp. Ltd. (Australia)	30,785
61,650	Verizon Communications, Inc.	2,667,595
2,019	Vivendi SA (France)	45,662
2,800	Vonage Holdings Corp.*	6,636
186	Ziggo NV (Netherlands)	6,079

		5,355,258

Electric Utilities — 1.3%
37	Acciona SA (Spain)	2,763
26,500	American Electric Power Co., Inc.	1,131,020
700	Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	4,324
1,000	Chubu Electric Power Co., Inc. (Japan)	13,345
400	Chugoku Electric Power Co., Inc. (The) (Japan)	6,294
3,000	CLP Holdings Ltd. (Hong Kong)	25,205
574	Contact Energy Ltd. (New Zealand)*	2,478
2,811	EDP - Energias de Portugal SA (Portugal)	8,550
3,100	El Paso Electric Co.	98,921
373	Electricite de France SA (France)	6,912
10,212	Enel SpA (Italy)	42,477
13,200	Entergy Corp.	841,500
42,700	Exelon Corp.	1,269,898
689	Fortum OYJ (Finland)	12,899
300	Hokkaido Electric Power Co., Inc. (Japan)	3,642
300	Hokuriku Electric Power Co. (Japan)	3,560
6,190	Iberdrola SA (Spain)	34,570
700	IDACORP, Inc.	30,345
1,100	Kansai Electric Power Co., Inc. (The) (Japan)	11,552
700	Kyushu Electric Power Co., Inc. (Japan)	7,981
20,600	NV Energy, Inc.	373,684
4,100	Portland General Electric Co.	112,176
2,000	Power Assets Holdings Ltd. (Hong Kong)	17,159
4,000	PPL Corp.	114,520
168	Red Electrica Corp. SA (Spain)	8,299
200	Shikoku Electric Power Co., Inc. (Japan)	3,191
5,400	Southern Co. (The)	231,174
2,261	SP AusNet (Australia)	2,628
1,466	SSE PLC (United Kingdom)	34,105
2,027	Terna Rete Elettrica Nazionale SpA (Italy)	8,112
600	Tohoku Electric Power Co., Inc. (Japan)*	5,595
1,400	Tokyo Electric Power Co., Inc. (The) (Japan)*	3,374
129	Verbund AG (Austria)	3,204

		4,475,457

Electrical Equipment — 0.7%
3,412	ABB Ltd. (Switzerland)	70,756
320	Alstom SA (France)	12,891
400	AZZ, Inc.	15,372
18,700	Babcock & Wilcox Co. (The)	489,940
2,600	Brady Corp. (Class A Stock)	86,840
27,400	Emerson Electric Co.	1,451,104
3,200	Enersys, Inc.*	120,416
1,000	Fuji Electric Co. Ltd. (Japan)	2,460
1,000	Furukawa Electric Co. Ltd. (Japan)*	2,249
500	GS Yuasa Corp. (Japan)	2,016
800	Hubbell, Inc. (Class B Stock)	67,704

368	Legrand SA (France)	15,617
2,700	Mitsubishi Electric Corp. (Japan)	22,989
200	Nidec Corp. (Japan)	11,680
294	Prysmian SpA (Italy)	5,869
815	Schneider Electric SA (France)	59,691
1,100	Sumitomo Electric Industries Ltd. (Japan)	12,715
200	Ushio, Inc. (Japan)	2,193

		2,452,502

Electronic Equipment, Instruments & Components — 0.4%
1,000	Agilysys, Inc.*	8,370
900	Anixter International, Inc.	57,582
8,600	Avnet, Inc.*	263,246
500	Benchmark Electronics, Inc.*	8,310
900	Checkpoint Systems, Inc.*	9,666
400	Citizen Holdings Co. Ltd. (Japan)	2,113
1,300	Daktronics, Inc.	14,391
700	Fujifilm Holdings Corp. (Japan)	14,084
100	Hamamatsu Photonics KK (Japan)	3,636
370	Hexagon AB (Sweden) (Class B Stock)	9,357
50	Hirose Electric Co. Ltd. (Japan)	5,987
100	Hitachi High-Technologies Corp. (Japan)	2,069
7,000	Hitachi Ltd. (Japan)	41,192
600	Hoya Corp. (Japan)	11,822
200	Ibiden Co. Ltd. (Japan)	3,201
15,500	Ingram Micro, Inc. (Class A Stock)*	262,260
3,500	Insight Enterprises, Inc.*	60,795
21,300	Jabil Circuit, Inc.	410,877
200	Key Tronic Corp.*	2,048
66	Keyence Corp. (Japan)	18,303
250	Kyocera Corp. (Japan)	22,666
300	Methode Electronics, Inc.	3,009
100	Multi-Fineline Electronix, Inc.*	2,021
350	Murata Manufacturing Co. Ltd. (Japan)	20,647
600	Nippon Electric Glass Co. Ltd. (Japan)	3,416
300	Omron Corp. (Japan)	7,201
1,100	PC Connection, Inc.	12,650
16,700	Power-One, Inc.*	68,637
1,400	Sanmina Corp.*	15,498
500	ScanSource, Inc.*	15,885
300	Shimadzu Corp. (Japan)	2,047
2,700	SYNNEX Corp.*	92,826
200	TDK Corp. (Japan)	7,283
300	Yaskawa Electric Corp. (Japan)	2,895
300	Yokogawa Electric Corp. (Japan)	3,290

		1,489,280

Energy Equipment & Services — 0.7%
245	Aker Solutions ASA (Norway)	5,074
485	AMEC PLC (United Kingdom)	8,017
2,200	Bristow Group, Inc.	118,052
267	Cie Generale de Geophysique-Veritas (France)*	8,113
17,000	Ensco PLC (Class A Stock)	1,007,760
110	Fugro NV (Netherlands)	6,527
760	Geospace Technologies Corp.*	67,541
700	Global Geophysical Services, Inc.*	2,695
1,700	Helix Energy Solutions Group, Inc.*	35,088
2,400	Helmerich & Payne, Inc.	134,424
2,100	Matrix Service Co.*	24,150
1,100	Mitcham Industries, Inc.*	14,993
600	Natural Gas Services Group, Inc.*	9,852
4,200	Noble Corp.	146,244
6,800	Parker Drilling Co.*	31,280
402	Petrofac Ltd. (United Kingdom)	10,744
411	Saipem SpA (Italy)	16,010
9,800	Schlumberger Ltd.	679,042
546	Seadrill Ltd. (Norway)	20,116
437	Subsea 7 SA (Norway)	10,502
158	Technip SA (France)	18,270
765	Tenaris SA (Italy)	15,951
573	Transocean Ltd.	25,690
1,500	Unit Corp.*	67,575
321	WorleyParsons Ltd. (Australia)	7,907

		2,491,617

Food & Staples Retailing — 1.3%
900	Aeon Co. Ltd. (Japan)	10,286
100	Arden Group, Inc. (Class A Stock)	8,997
935	Carrefour SA (France)	24,074
87	Casino Guichard Perrachon SA (France)	8,333
108	Colruyt SA (Belgium)	5,346
5,200	Costco Wholesale Corp.	513,604
36,500	CVS Caremark Corp.	1,764,775
149	Delhaize Group SA (Belgium)	6,002
949	Distribuidora Internacional de Alimentacion SA (Spain)	6,063
100	FamilyMart Co. Ltd. (Japan)	4,120
2,200	Harris Teeter Supermarkets, Inc.	84,832
200	Ingles Markets, Inc. (Class A Stock)	3,452
1,894	J Sainsbury PLC (United Kingdom)	10,716
313	Jeronimo Martins SGPS SA (Portugal)	6,052
119	Kesko OYJ (Finland) (Class B Stock)	3,907
1,574	Koninklijke Ahold NV (Netherlands)	21,106
9,100	Kroger Co. (The)	236,782
100	Lawson, Inc. (Japan)	6,784
1,342	Metcash Ltd. (Australia)	4,652
201	Metro AG (Germany)	5,584
2,000	Olam International Ltd. (Singapore)	2,569
1,150	Seven & I Holdings Co. Ltd. (Japan)	32,419

12,475	Tesco PLC (United Kingdom)	68,720
300	Village Super Market, Inc. (Class A Stock)	9,858
23,600	Wal-Mart Stores, Inc.	1,610,228
1,562	Wesfarmers Ltd. (Australia)	60,264
3,461	WM Morrison Supermarkets PLC (United Kingdom)	14,860
1,912	Woolworths Ltd. (Australia)	58,657

		4,593,042

Food Products — 1.5%
1,000	Ajinomoto Co., Inc. (Japan)	13,232
100	Alico, Inc.	3,663
40,000	Archer-Daniels-Midland Co.	1,095,600
136	Aryzta AG (Switzerland)	6,998
553	Associated British Foods PLC (United Kingdom)	14,128
3	Barry Callebaut AG (Switzerland)	2,902
2,100	Bunge Ltd.	152,649
1,400	Cal-Maine Foods, Inc.	56,308
898	Danone SA (France)	59,153
7,500	Darling International, Inc.*	120,300
916	D.E. Master Blenders 1753 NV (Netherlands)*	10,524
1,700	Fresh Del Monte Produce, Inc.	44,795
4,800	General Mills, Inc.	193,968
11,000	Golden Agri-Resources Ltd. (Singapore)	5,920
12,400	Ingredion, Inc.	798,932
400	J&J Snack Foods Corp.	25,576
232	Kerry Group PLC (Ireland) (Class A Stock)	12,255
300	Kikkoman Corp. (Japan)	4,284
13,033	Kraft Foods Group, Inc.	592,610
1	Lindt & Spruengli AG (Switzerland)	3,261
100	Meiji Holdings Co. Ltd. (Japan)	4,337
33,000	Mondelez International, Inc. (Class A Stock)	840,510
5,003	Nestle SA (Switzerland)	326,413
300	Nippon Meat Packers, Inc. (Japan)	4,159
500	Nisshin Seifun Group, Inc. (Japan)	6,257
100	Nissin Foods Holdings Co. Ltd. (Japan)	3,794
1,900	Omega Protein Corp.*	11,628
9,200	Pilgrim’s Pride Corp.*	66,700
130	Suedzucker AG (Germany)	5,336
724	Tate & Lyle PLC (United Kingdom)	8,958
100	Toyo Suisan Kaisha Ltd. (Japan)	2,664
35,300	Tyson Foods, Inc. (Class A Stock)	684,820
2,527	Unilever NV (Netherlands)	96,693
1,991	Unilever PLC (United Kingdom)	77,392
3,000	Wilmar International Ltd. (Singapore)	8,282
150	Yakult Honsha Co. Ltd. (Japan)	6,570
200	Yamazaki Baking Co. Ltd. (Japan)	2,229

		5,373,800

Gas Utilities — 0.1%
1,284	APA Group (Australia)	7,413
600	Chesapeake Utilities Corp.	27,240
334	Enagas SA (Spain)	7,156
542	Gas Natural SDG SA (Spain)	9,771
8,129	Hong Kong & China Gas Co. Ltd. (Hong Kong)	22,335
2,700	Osaka Gas Co. Ltd. (Japan)	9,807
2,623	Snam SpA (Italy)	12,243
1,100	Southwest Gas Corp.	46,651
600	Toho Gas Co. Ltd. (Japan)	3,217
3,800	Tokyo Gas Co. Ltd. (Japan)	17,362
2,000	UGI Corp.	65,420

		228,615

Healthcare Equipment & Supplies — 2.0%
27,300	Abbott Laboratories	1,788,150
190	Atrion Corp.	37,240
2,000	C.R. Bard, Inc.	195,480
1,900	Cantel Medical Corp.	56,487
6,800	CareFusion Corp.*	194,344
314	Cie Generale d’Optique Essilor International SA (France)	31,669
88	Cochlear Ltd. (Australia)	7,295
185	Coloplast A/S (Denmark) (Class B Stock)	9,073
19,500	Covidien PLC	1,125,930
2,400	Cyberonics, Inc.*	126,072
568	Elekta AB (Sweden) (Class B Stock)	8,857
311	Getinge AB (Sweden) (Class B Stock)	10,572
600	ICU Medical, Inc.*	36,558
1,800	Intuitive Surgical, Inc.*	882,666
2,600	Invacare Corp.	42,380
4,500	Masimo Corp.	94,545
26,200	Medtronic, Inc.	1,074,724
300	Olympus Corp. (Japan)*	5,820
1,000	Orthofix International NV*	39,330
2,000	RTI Biologics, Inc.*	8,540
1,390	Smith & Nephew PLC (United Kingdom)	15,365
85	Sonova Holding AG (Switzerland)	9,423
7,600	St. Jude Medical, Inc.	274,664
3,400	STERIS Corp.	118,082
14,400	Stryker Corp.	789,408
1,300	SurModics, Inc.*	29,068
100	Sysmex Corp. (Japan)	4,605
200	Terumo Corp. (Japan)	7,942
1,100	Vascular Solutions, Inc.*	17,380
800	West Pharmaceutical Services, Inc.	43,800
41	William Demant Holding A/S (Denmark)*	3,522
800	Young Innovations, Inc.	31,528

		7,120,519

Healthcare Providers & Services — 1.1%
4,100	Aetna, Inc.(a)	189,830
100	Alfresa Holdings Corp. (Japan)	3,909
600	Almost Family, Inc.	12,156
300	Amedisys, Inc.*	3,381
300	Bio-Reference Labs, Inc.*	8,607
123	Celesio AG (Germany)	2,130
3,000	Centene Corp.*	123,000
310	Fresenius Medical Care AG & Co. KGaA (Germany)	21,394
182	Fresenius SE & Co. KGaA (Germany)	20,943
15,500	Humana, Inc.	1,063,765
1,900	Magellan Health Services, Inc.*	93,100
200	Medipal Holdings Corp. (Japan)	2,217
100	Miraca Holdings, Inc. (Japan)	4,032
1,100	National Healthcare Corp.	51,722
1,300	Pharmerica Corp.*	18,512
1,700	Providence Service Corp. (The)*	28,883
189	Ramsay Health Care Ltd. (Australia)	5,391
7,300	Select Medical Holdings Corp.	68,839
700	Skilled Healthcare Group, Inc. (Class A Stock)*	4,459
590	Sonic Healthcare Ltd. (Australia)	8,236
100	Suzuken Co. Ltd. (Japan)	2,817
1,300	Team Health Holdings, Inc.*	37,401
1,400	Triple-S Management Corp. (Class B Stock)*	25,858
33,700	UnitedHealth Group, Inc.	1,827,888
300	WellCare Health Plans, Inc.*	14,607
1,900	WellPoint, Inc.	115,748

		3,758,825

Healthcare Technology — 0.1%
1,500	Computer Programs & Systems, Inc.	75,510
5,400	MedAssets, Inc.*	90,558
1,700	Omnicell, Inc.*	25,279
2,800	Quality Systems, Inc.	48,608

		239,955

Hotels, Restaurants & Leisure — 1.0%
229	Accor SA (France)	8,168
400	AFC Enterprises, Inc.*	10,452
120	Biglari Holdings, Inc.*	46,802
2,100	Bob Evans Farms, Inc.	84,420
281	Carnival PLC (United Kingdom)	10,912
400	CEC Entertainment, Inc.	13,276
2,888	Compass Group PLC (United Kingdom)	34,283
600	Cracker Barrel Old Country Store, Inc.	38,556
622	Crown Ltd. (Australia)	6,952
900	Denny’s Corp.*	4,392
1,074	Echo Entertainment Group Ltd. (Australia)	3,879
400	Einstein Noah Restaurant Group, Inc.	4,884
300	Fiesta Restaurant Group, Inc.*	4,596

85	Flight Centre Ltd. (Australia)	2,405
3,300	Galaxy Entertainment Group Ltd. (Hong Kong)*	13,232
9,500	Genting Singapore PLC (Singapore)	10,914
400	Ignite Restaurant Group, Inc.*	5,200
421	InterContinental Hotels Group PLC (United Kingdom)	11,805
15,400	International Game Technology	218,218
500	International Speedway Corp. (Class A Stock)	13,810
2,500	Interval Leisure Group, Inc.	48,475
900	Isle of Capri Casinos, Inc.*	5,040
1,300	Jack in the Box, Inc.*	37,180
3,900	Krispy Kreme Doughnuts, Inc.*	36,582
500	Marcus Corp.	6,235
3,800	Marriott International, Inc. (Class A Stock)	141,626
2,400	Marriott Vacations Worldwide Corp.*	100,008
17,268	McDonald’s Corp.	1,523,210
100	McDonald’s Holdings Co. Japan Ltd. (Japan)	2,639
1,000	MGM China Holdings Ltd. (Hong Kong)	1,842
302	OPAP SA (Greece)	2,166
100	Oriental Land Co. Ltd. (Japan)	12,110
4,700	Panera Bread Co. (Class A Stock)*	746,501
1,900	Papa John’s International, Inc.*	104,386
4,100	Pinnacle Entertainment, Inc.*	64,903
500	Ruth’s Hospitality Group, Inc.*	3,635
3,300	Sands China Ltd. (Macau)	14,753
2,000	Shangri-La Asia Ltd. (Hong Kong)	4,029
3,000	SJM Holdings Ltd. (Hong Kong)	7,080
895	SKYCITY Entertainment Group Ltd. (New Zealand)	2,811
146	Sodexo (France)	12,337
3,000	Sonic Corp.*	31,230
997	Tabcorp Holdings Ltd. (Australia)	3,184
1,961	Tatts Group Ltd. (Australia)	6,177
1,100	Texas Roadhouse, Inc.	18,480
668	TUI Travel PLC (United Kingdom)	3,100
277	Whitbread PLC (United Kingdom)	11,131
2,000	Wynn Macau Ltd. (Hong Kong)*	5,507

		3,503,513

Household Durables — 0.3%
300	Casio Computer Co. Ltd. (Japan)	2,633
600	CSS Industries, Inc.	13,134
373	Electrolux AB, Ser. B (Sweden)	9,853
200	Helen of Troy Ltd.*	6,678
644	Husqvarna AB (Sweden) (Class B Stock)	3,908
1,900	iRobot Corp.*	35,606
3,700	La-Z-Boy, Inc. (Class Z Stock)	52,355
1,300	Libbey, Inc.*	25,155
790	NACCO Industries, Inc. (Class A Stock)	47,945
3,400	Panasonic Corp. (Japan)	20,779
18,700	Pulte Group, Inc.*(a)	339,592

50	Rinnai Corp. (Japan)	3,397
700	Sekisui Chemical Co. Ltd. (Japan)	6,107
800	Sekisui House Ltd. (Japan)	8,760
1,400	Sharp Corp. (Japan)(a)	4,896
1,500	Sony Corp. (Japan)	16,823
3,100	Tupperware Brands Corp.	198,710
3,100	Whirlpool Corp.	315,425

		1,111,756

Household Products — 1.2%
8,100	Colgate-Palmolive Co.	846,774
202	Henkel AG & Co. KGaA (Germany)	13,863
4,500	Kimberly-Clark Corp.	379,935
100	Orchids Paper Products Co.	2,022
42,675	Procter & Gamble Co. (The)	2,897,206
1,010	Reckitt Benckiser Group PLC (United Kingdom)	64,115
898	Svenska Cellulosa AB (Sweden) (Class B Stock)	19,525
200	Unicharm Corp. (Japan)	10,393

		4,233,833

Independent Power Producers & Energy Traders — 0.3%
90,300	AES Corp. (The)	966,210
200	Electric Power Development Co. Ltd. (Japan)	4,744
2,716	Enel Green Power SpA (Italy)	5,059
700	Genie Energy Ltd. (Class B Stock)	4,970
1,200	Ormat Technologies, Inc.	23,136

		1,004,119

Industrial Conglomerates — 1.0%
1,400	Fraser and Neave Ltd. (Singapore)	11,187
149,050	General Electric Co.	3,128,560
1,000	Hopewell Holdings Ltd. (Hong Kong)	4,336
3,300	Hutchison Whampoa Ltd. (Hong Kong)	34,970
2,200	Keppel Corp. Ltd. (Singapore)	20,089
1,613	Koninklijke Philips Electronics NV (Netherlands)	42,713
2,100	NWS Holdings Ltd. (Hong Kong)	3,569
1,198	Orkla ASA (Norway)	10,499
16	Seaboard Corp.	40,478
1,500	SembCorp Industries Ltd. (Singapore)	6,540
1,234	Siemens AG (Germany)	134,939
609	Smiths Group PLC (United Kingdom)	11,929
500	Standex International Corp.	25,645

		3,475,454

Insurance — 2.0%
315	Admiral Group PLC (United Kingdom)	6,000
2,713	AEGON NV (Netherlands)	17,526
8,300	Aflac, Inc.(a)	440,896
362	Ageas (Belgium)	10,696

17,000	AIA Group Ltd. (Hong Kong)	67,428
683	Allianz SE (Germany)	95,209
1,400	Allied World Assurance Co. Holdings AG (Switzerland)	110,320
2,000	American Equity Investment Life Holding Co.	24,420
26,900	American International Group, Inc.*	949,570
4,430	AMP Ltd. (Australia)	22,471
1,811	Assicurazioni Generali SpA (Italy)	33,096
4,528	Aviva PLC (United Kingdom)	28,019
2,743	AXA SA (France)	49,253
84	Baloise Holding AG (Switzerland)	7,255
11,900	Berkshire Hathaway, Inc. (Class B Stock)*	1,067,430
15,800	Chubb Corp. (The)	1,190,056
900	CNA Financial Corp.	25,209
239	CNP Assurances (France)	3,679
12	Dai-ichi Life Insurance Co. Ltd. (The) (Japan)	16,885
215	Delta Lloyd NV (Netherlands)	3,542
70	Enstar Group Ltd.*	7,839
1,400	FBL Financial Group, Inc. (Class A Stock)	47,894
53,200	Genworth Financial, Inc. (Class A Stock)*	399,532
284	Gjensidige Forsikring ASA (Norway)	4,081
400	Global Indemnity PLC (Class A Stock)*	8,852
900	Greenlight Capital Re Ltd. (Class A Stock)*	20,772
97	Hannover Rueckversicherung AG (Germany)	7,597
400	Horace Mann Educators Corp.	7,984
3,226	Insurance Australia Group Ltd. (Australia)	15,889
800	Kansas City Life Insurance Co.	30,528
9,166	Legal & General Group PLC (United Kingdom)	21,979
1,800	Maiden Holdings Ltd.	16,542
1,129	Mapfre SA (Spain)	3,479
8,700	Marsh & McLennan Cos., Inc.	299,889
800	Meadowbrook Insurance Group, Inc.	4,624
33,800	MetLife, Inc.	1,113,372
790	MS&AD Insurance Group Holdings (Japan)	15,766
277	Muenchener Rueckversicherungs AG (Germany)	50,006
900	National Financial Partners Corp.*	15,426
30	National Western Life Insurance Co. (Class A Stock)	4,732
575	NKSJ Holdings, Inc. (Japan)	12,333
7,582	Old Mutual PLC (United Kingdom)	22,269
3,700	Primerica, Inc.	111,037
5,000	ProAssurance Corp.	210,950
3,966	Prudential PLC (United Kingdom)	56,584
1,853	QBE Insurance Group Ltd. (Australia)	21,232
2,159	Resolution Ltd. (United Kingdom)	8,784
5,511	RSA Insurance Group PLC (United Kingdom)	11,381
650	Sampo OYJ (Finland) (Class A Stock)	21,051
253	SCOR SE (France)	6,838
300	Sony Financial Holdings, Inc. (Japan)	5,393
3,577	Standard Life PLC (United Kingdom)	19,554
1,996	Suncorp Group Ltd. (Australia)	21,315

54	Swiss Life Holding AG (Switzerland)	7,208
546	Swiss Re AG (Switzerland)	39,584
21,700	Symetra Financial Corp.	281,666
900	T&D Holdings, Inc. (Japan)	10,958
1,100	Tokio Marine Holdings, Inc. (Japan)	30,645
28	Tryg A/S (Denmark)	2,119
54	Vienna Insurance Group AG Wiener Versicherung Gruppe (Austria)	2,882
229	Zurich Financial Services AG (Switzerland)	61,362

		7,230,888

Internet & Catalog Retail — 0.2%
200	Amazon.com, Inc.*	50,228
8,800	Expedia, Inc.	540,760
1,600	HSN, Inc.	88,128
700	Nutrisystem, Inc.	5,733
2,400	PetMed Express, Inc.	26,640
1,100	Rakuten, Inc. (Japan)	8,578

		720,067

Internet Software & Services — 0.9%
12,300	Akamai Technologies, Inc.*	503,193
4,700	Blucora, Inc.*	73,837
200	Dena Co. Ltd. (Japan)	6,561
9,600	Dice Holdings, Inc.*	88,128
2,100	Google, Inc. (Class A Stock)*	1,489,677
100	Gree, Inc. (Japan)	1,552
600	IAC/InterActiveCorp	28,380
4,600	IntraLinks Holdings, Inc.*	28,382
4,200	NIC, Inc.	68,628
2,200	QuinStreet, Inc.*	14,784
119	United Internet AG (Germany)	2,574
8,500	United Online, Inc.	47,515
700	Vocus, Inc.*	12,166
1,800	XO Group, Inc.*	16,740
23	Yahoo Japan Corp. (Japan)	7,447
34,300	Yahoo!, Inc.*	682,570
700	Zix Corp.*	1,960

		3,074,094

IT Services — 1.7%
22,700	Accenture PLC (Ireland) (Class A Stock)	1,509,550
471	Amadeus IT Holding SA (Spain) (Class A Stock)	11,903
84	AtoS (France)	5,899
600	CACI International, Inc. (Class A Stock)*	33,018
230	Cap Gemini SA (France)	10,057
690	Computershare Ltd. (Australia)	6,509
4,100	Convergys Corp.	67,281
25,700	CoreLogic, Inc.*	691,844
1,300	Heartland Payment Systems, Inc.	38,350

9,941	International Business Machines Corp.	1,904,199
50	ITOCHU Techno-Solutions Corp. (Japan)	2,059
22,500	Lender Processing Services, Inc.	553,950
1,200	MAXIMUS, Inc.	75,864
100	Nomura Research Institute Ltd. (Japan)	2,083
2	NTT Data Corp. (Japan)	6,260
30	Otsuka Corp. (Japan)	2,270
51,100	SAIC, Inc.(a)	578,452
1,700	Syntel, Inc.	91,103
400	TNS, Inc.*	8,292
10,900	Total System Services, Inc.	233,478
4,300	Unisys Corp.*	74,390
1,400	Visa, Inc. (Class A Stock)	212,212

		6,119,023

Leisure Equipment & Products — 0.2%
1,100	Arctic Cat, Inc.*	36,729
200	Brunswick Corp.	5,818
300	Namco Bandai Holdings, Inc. (Japan)	3,889
500	Nikon Corp. (Japan)	14,762
4,700	Polaris Industries, Inc.	395,505
50	Sankyo Co. Ltd. (Japan)	1,984
300	Sega Sammy Holdings, Inc. (Japan)	5,064
100	Shimano, Inc. (Japan)	6,403
9,600	Smith & Wesson Holding Corp.*	81,024
200	Steinway Musical Instruments, Inc.*	4,230
200	Yamaha Corp. (Japan)	2,121

		557,529

Life Sciences Tools & Services — 0.4%
2,700	Cambrex Corp.*	30,726
15,700	Life Technologies Corp.*	770,556
81	Lonza Group AG (Switzerland)	4,389
319	QIAGEN NV*	5,794
10,300	Thermo Fisher Scientific, Inc.	656,934

		1,468,399

Machinery — 1.2%
521	Alfa Laval AB (Sweden)	10,894
500	Amada Co. Ltd. (Japan)	3,254
1,100	American Railcar Industries, Inc.	34,903
113	Andritz AG (Austria)	7,261
1,042	Atlas Copco AB (Sweden) (Class A Stock)	28,895
606	Atlas Copco AB (Sweden) (Class B Stock)	14,875
2,800	Blount International, Inc.*	44,296
900	Columbus McKinnon Corp.*	14,868
16,200	Deere & Co.	1,400,004
300	FANUC Corp. (Japan)	55,815
1,392	Fiat Industrial SpA (Italy)	15,250

269	GEA Group AG (Germany)	8,747
400	Hino Motors Ltd. (Japan)	3,616
200	Hitachi Construction Machinery Co. Ltd. (Japan)	4,206
980	Hyster-Yale Materials Handling, Inc.	47,824
2,000	IHI Corp. (Japan)	5,186
499	IMI PLC (United Kingdom)	9,032
9,600	Ingersoll-Rand PLC	460,416
1,261	Invensys PLC (United Kingdom)	6,748
500	Japan Steel Works Ltd. (The) (Japan)	3,257
1,700	John Bean Technologies Corp.	30,209
300	JTEKT Corp. (Japan)	2,860
300	Kadant, Inc.*	7,953
2,200	Kawasaki Heavy Industries Ltd. (Japan)	5,983
1,400	Komatsu Ltd. (Japan)	35,925
242	Kone OYJ (Finland) (Class B Stock)	17,898
1,700	Kubota Corp. (Japan)	19,546
200	Kurita Water Industries Ltd. (Japan)	4,392
700	L.B. Foster Co. (Class A Stock)	30,408
1,100	Lindsay Corp.	88,132
900	Lydall, Inc.*	12,906
150	Makita Corp. (Japan)	6,968
65	MAN SE (Germany)	6,982
1,764	Melrose Industries PLC (United Kingdom)	6,480
188	Metso OYJ (Finland)	8,026
990	Middleby Corp.*	126,928
4,500	Mitsubishi Heavy Industries Ltd. (Japan)	21,768
1,300	Mueller Industries, Inc.	65,039
100	Nabtesco Corp. (Japan)	2,234
400	NGK Insulators Ltd. (Japan)	4,745
800	NN, Inc.*	7,328
1,600	Nordson Corp.	100,992
700	NSK Ltd. (Japan)	4,981
31,400	Oshkosh Corp.*	931,010
1,557	Sandvik AB (Sweden)	25,024
500	Sauer-Danfoss, Inc.	26,685
497	Scania AB (Sweden) (Class B Stock)	10,333
33	Schindler Holding AG (Switzerland)	4,680
83	Schindler Holding AG - Part Certification (Switzerland)	12,006
1,300	SembCorp Marine Ltd. (Singapore)	4,966
608	SKF AB (Sweden) (Class B Stock)	15,399
100	SMC Corp. (Japan)	18,165
43	Sulzer AG (Switzerland)	6,806
900	Sumitomo Heavy Industries Ltd. (Japan)	4,313
1,250	Sun Hydraulics Corp.	32,600
600	Tennant Co.	26,370
150	THK Co. Ltd. (Japan)	2,698
160	Vallourec SA (France)	8,399
2,900	Valmont Industries, Inc.	395,995
2,164	Volvo AB (Sweden) (Class B Stock)	29,840

260	Wartsila OYJ Abp (Finland)	11,319
326	Weir Group PLC (The) (United Kingdom)	10,081
2,700	Yangzijiang Shipbuilding Holdings Ltd. (Singapore)	2,163
229	Zardoya Otis SA (Spain)	3,265

		4,380,147

Marine — 0.1%
1	A.P. Moller - Maersk A/S (Denmark) (Class A Stock)	7,122
2	A.P. Moller - Maersk A/S (Denmark) (Class B Stock)	15,145
84	Kuehne + Nagel International AG (Switzerland)	10,127
5,500	Matson, Inc.	135,960
1,700	Mitsui O.S.K. Lines Ltd. (Japan)	5,064
2,500	Nippon Yusen K.K. (Japan)	5,885
500	Orient Overseas International Ltd. (Hong Kong)	3,301

		182,604

Media — 1.6%
57	Axel Springer AG (Germany)	2,440
11,900	Belo Corp. (Class A Stock)	91,273
1,735	British Sky Broadcasting Group PLC (United Kingdom)	21,883
1,500	Carmike Cinemas, Inc.*	22,500
7,900	CBS Corp. (Class B Stock)	300,595
800	Cinemark Holdings, Inc.	20,784
44,100	Comcast Corp. (Class A Stock)	1,648,458
250	Dentsu, Inc. (Japan)	6,697
26,700	DIRECTV*	1,339,272
205	Eutelsat Communications SA (France)	6,818
13,200	Gannett Co., Inc.	237,732
3,700	Global Sources Ltd.*	23,976
30	Hakuhodo DY Holdings, Inc. (Japan)	1,941
2,500	Harte-Hanks, Inc.	14,750
5,562	ITV PLC (United Kingdom)	9,649
95	JCDecaux SA (France)	2,268
1,100	John Wiley & Sons, Inc. (Class A Stock)	42,823
1,900	Journal Communications, Inc. (Class A Stock)*	10,279
3	Jupiter Telecommunications Co. Ltd. (Japan)	3,736
136	Kabel Deutschland Holding AG (Germany)	10,236
183	Lagardere SCA (France)	6,156
13,200	News Corp. (Class A Stock)	337,128
1,266	Pearson PLC (United Kingdom)	24,677
287	Publicis Groupe SA (France)	17,267
1,067	Reed Elsevier NV (Netherlands)	15,821
1,892	Reed Elsevier PLC (United Kingdom)	19,975
471	SES SA (France)	13,565
2,500	Singapore Press Holdings Ltd. (Singapore)	8,279
200	Toho Co. Ltd. (Japan)	3,520
400	Viacom, Inc. (Class B Stock)	21,096
23,775	Walt Disney Co. (The)	1,183,757
451	Wolters Kluwer NV (Netherlands)	9,264

600	World Wrestling Entertainment, Inc. (Class A Stock)	4,734
1,960	WPP PLC (United Kingdom)	28,634

		5,511,983

Metals & Mining — 1.1%
47,100	Alcoa, Inc.	408,828
3,468	Alumina Ltd. (Australia)	3,328
2,157	Anglo American PLC (United Kingdom)	67,996
612	Antofagasta PLC (United Kingdom)	13,412
1,453	ArcelorMittal (Netherlands)	25,334
5,002	BHP Billiton Ltd. (Australia)	195,281
3,277	BHP Billiton PLC (United Kingdom)	115,592
420	Boliden AB (Sweden)	7,980
4,800	Coeur d’Alene Mines Corp.*	118,080
500	Daido Steel Co. Ltd. (Japan)	2,535
400	Eurasian Natural Resources Corp. PLC (United Kingdom)	1,892
520	Evraz PLC (United Kingdom)	2,232
2,174	Fortescue Metals Group Ltd. (Australia)(a)	10,834
39,000	Freeport-McMoRan Copper & Gold, Inc.	1,333,800
270	Fresnillo PLC (United Kingdom)	8,281
5,907	Glencore International PLC (United Kingdom)	34,124
200	Haynes International, Inc.	10,374
300	Hitachi Metals Ltd. (Japan)	2,558
642	Iluka Resources Ltd. (Australia)	6,204
700	JFE Holdings, Inc. (Japan)	13,193
100	Kaiser Aluminum Corp.	6,169
290	Kazakhmys PLC (United Kingdom)	3,748
4,000	Kobe Steel Ltd. (Japan)*	5,111
100	Maruichi Steel Tube Ltd. (Japan)	2,305
2,700	Metals USA Holdings Corp.	47,223
1,700	Mitsubishi Materials Corp. (Japan)	5,812
1,187	Newcrest Mining Ltd. (Australia)	27,767
11,575	Nippon Steel & Sumitomo Metal Corp. (Japan)	28,500
6,300	Noranda Aluminum Holding Corp.	38,493
1,445	Norsk Hydro ASA (Norway)	7,334
503	OZ Minerals Ltd. (Australia)	3,572
131	Randgold Resources Ltd. (United Kingdom)	12,960
2,000	Reliance Steel & Aluminum Co.	124,200
676	Rio Tinto Ltd. (Australia)	47,529
2,080	Rio Tinto PLC (United Kingdom)	121,318
49	Salzgitter AG (Germany)	2,568
258	Sims Metal Management Ltd. (Australia)	2,549
20,100	Southern Copper Corp.	760,986
800	Sumitomo Metal Mining Co. Ltd. (Japan)	11,293
551	ThyssenKrupp AG (Germany)	13,011
177	Umicore SA (Belgium)	9,801
165	Vedanta Resources PLC (United Kingdom)	3,186
171	Voestalpine AG (Austria)	6,283
4,500	Worthington Industries, Inc.	116,955

3,261	Xstrata PLC (United Kingdom)	56,924
50	Yamato Kogyo Co. Ltd. (Japan)	1,464

		3,848,919

Multiline Retail — 0.6%
5,200	Dillard’s, Inc. (Class A Stock)	435,604
13,100	Dollar Tree, Inc.*	531,336
1,000	Gordmans Stores, Inc.*	15,020
689	Harvey Norman Holdings Ltd. (Australia)	1,372
600	Isetan Mitsukoshi Holdings Ltd. (Japan)	5,872
700	J. Front Retailing Co. Ltd. (Japan)	3,880
19,500	Macy’s, Inc.	760,890
2,489	Marks & Spencer Group PLC (United Kingdom)	15,635
400	Marui Group Co. Ltd. (Japan)	3,195
253	Next PLC (United Kingdom)	15,358
117	PPR (France)	21,974
400	Takashimaya Co. Ltd. (Japan)	2,846
7,300	Target Corp.	431,941

		2,244,923

Multi-Utilities — 0.7%
859	AGL Energy Ltd. (Australia)	13,809
15,600	Ameren Corp.	479,232
4,700	Avista Corp.	113,317
8,062	Centrica PLC (United Kingdom)	44,000
20,500	Consolidated Edison, Inc.	1,138,570
2,700	E.ON Se (Germany)	50,642
1,994	GDF SUEZ (France)	41,069
5,644	National Grid PLC (United Kingdom)	64,734
800	NorthWestern Corp.	27,784
20,100	Public Service Enterprise Group, Inc.	615,060
733	RWE AG (Germany)	30,403
492	Suez Environnement Co. (France)	5,935
512	Veolia Environnement SA (France)	6,207

		2,630,762

Office Electronics
400	Brother Industries Ltd. (Japan)	4,306
1,650	Canon, Inc. (Japan)	63,954
500	Konica Minolta Holdings, Inc. (Japan)	3,598
1,000	Ricoh Co. Ltd. (Japan)	10,614

		82,472

Oil, Gas & Consumable Fuels — 5.6%
200	Adams Resources & Energy, Inc.	7,014
6,200	ALON USA Energy, Inc.	112,158
16,500	Apache Corp.	1,295,250
470	Apco Oil and Gas International, Inc.	5,786
3,500	Berry Petroleum Co. (Class A Stock)	117,425

5,271	BG Group PLC (United Kingdom)	87,920
29,541	BP PLC (United Kingdom)	205,397
18,600	Cabot Oil & Gas Corp.	925,164
209	Caltex Australia Ltd. (Australia)	4,215
32,692	Chevron Corp.	3,535,313
33,100	ConocoPhillips(a)	1,919,469
1,000	Cosmo Oil Co. Ltd. (Japan)	2,240
7	Delek Group Ltd. (Israel)	1,635
4,200	Delek US Holdings, Inc.	106,344
2,100	Energy XXI (Bermuda) Ltd.	67,599
3,947	ENI SpA (Italy)	96,692
4,500	Epl Oil & Gas, Inc.*	101,475
600	Evolution Petroleum Corp.*	4,878
72,254	Exxon Mobil Corp.	6,253,584
419	Galp Energia SGPS SA (Portugal) (Class B Stock)	6,504
7,600	Hess Corp.	402,496
60	Idemitsu Kosan Co. Ltd. (Japan)	5,228
3	Inpex Corp. (Japan)	16,045
3,310	JX Holdings, Inc. (Japan)	18,688
330	Lundin Petroleum AB (Sweden)*	7,637
2,056	Marathon Oil Corp.	63,037
10,378	Marathon Petroleum Corp.	653,814
1,800	Murphy Oil Corp.	107,190
185	Neste Oil OYJ (Finland)	2,398
13,100	Occidental Petroleum Corp.	1,003,591
221	OMV AG (Austria)	8,008
1,691	Origin Energy Ltd. (Australia)	20,787
14,000	Phillips 66	743,400
1,267	Repsol SA (Spain)	25,863
700	Rex American Resources Corp.*	13,503
5,765	Royal Dutch Shell PLC (United Kingdom) (Class A Stock)	200,105
4,081	Royal Dutch Shell PLC (United Kingdom) (Class B Stock)	145,596
1,479	Santos Ltd. (Australia)	17,329
300	Showa Shell Sekiyu K.K. (Japan)	1,699
1,673	Statoil ASA (Norway)	42,167
5,900	Swift Energy Co.*	90,801
6,100	Tesoro Corp.	268,705
500	TonenGeneral Sekiyu K.K. (Japan)	4,324
3,302	Total SA (France)	171,814
1,407	Tullow Oil PLC (United Kingdom)	29,332
9,600	Vaalco Energy, Inc.*	83,040
2,400	W&T Offshore, Inc.	38,472
4,400	Western Refining, Inc.	124,036
708	Whitehaven Coal Ltd. (Australia)	2,639
23,700	Williams Cos., Inc. (The)	775,938
1,023	Woodside Petroleum Ltd. (Australia)	36,455

		19,980,199

Paper & Forest Products — 0.1%
3,500	Buckeye Technologies, Inc.	100,485
100	Clearwater Paper Corp.*	3,916
500	Neenah Paper, Inc.	14,235
200	Nippon Paper Group, Inc. (Japan)	2,779
1,000	OJI Holdings Corp. (Japan)	3,449
2,700	Schweitzer-Mauduit International, Inc.	105,381
851	Stora ENSO OYJ (Finland) (Class R Stock)	5,957
815	UPM-Kymmene OYJ (Finland)	9,588

		245,790

Personal Products — 0.1%
156	Beiersdorf AG (Germany)	12,773
800	Herbalife Ltd.(a)	26,352
800	Kao Corp. (Japan)	20,846
374	L’Oreal SA (France)	52,040
700	Medifast, Inc.*	18,473
1,200	Prestige Brands Holdings, Inc.*	24,036
700	Revlon, Inc. (Class A Stock)*	10,150
500	Shiseido Co. Ltd. (Japan)	7,058
1,000	USANA Health Sciences, Inc.*	32,930

		204,658

Pharmaceuticals — 2.7%
700	Astellas Pharma, Inc. (Japan)	31,473
1,935	AstraZeneca PLC (United Kingdom)	91,700
1,240	Bayer AG (Germany)	118,249
3,900	Bristol-Myers Squibb Co.	127,101
300	Chugai Pharmaceutical Co. Ltd. (Japan)	5,748
1,000	Daiichi Sankyo Co. Ltd. (Japan)	15,352
300	Dainippon Sumitomo Pharma Co. Ltd. (Japan)	3,604
300	Eisai Co. Ltd. (Japan)	12,523
18,800	Eli Lilly & Co.	927,216
19,300	Endo Pharmaceuticals Holdings, Inc.*	507,011
7,716	GlaxoSmithKline PLC (United Kingdom)	167,996
100	Hisamitsu Pharmaceutical Co., Inc. (Japan)	4,977
1,200	Hi-Tech Pharmacal Co., Inc.	41,976
24,500	Johnson & Johnson(a)	1,717,450
400	Kyowa Hakko Kirin Co. Ltd. (Japan)	3,946
700	Medicines Co. (The)*	16,779
33,389	Merck & Co., Inc.	1,366,946
100	Merck KGaA (Germany)	13,180
300	Mitsubishi Tanabe Pharma Corp. (Japan)	3,913
3,569	Novartis AG (Switzerland)	225,465
611	Novo Nordisk A/S (Denmark) (Class B Stock)	99,493
500	Obagi Medical Products, Inc.*	6,795
100	Ono Pharmaceutical Co. Ltd. (Japan)	5,108
171	Orion OYJ (Finland) (Class B Stock)	5,035
500	Otsuka Holdings Co. Ltd. (Japan)	14,086
134,219	Pfizer, Inc.	3,366,213

500	Questcor Pharmaceuticals, Inc.	13,360
1,090	Roche Holding AG (Switzerland)	220,378
1,850	Sanofi (France)	175,436
5,600	Santarus, Inc.*	61,488
100	Santen Pharmaceutical Co. Ltd. (Japan)	3,841
6,300	SciClone Pharmaceuticals, Inc.*	27,153
400	Shionogi & Co. Ltd. (Japan)	6,666
873	Shire PLC (United Kingdom)	26,855
30	Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	2,060
1,150	Takeda Pharmaceutical Co. Ltd. (Japan)	51,399
1,463	Teva Pharmaceutical Industries Ltd. (Israel)	54,364
100	Tsumura & Co. (Japan)	3,023
171	UCB SA (Belgium)	9,796
900	Watson Pharmaceuticals, Inc.*	77,400

		9,632,554

Professional Services — 0.3%
226	Adecco SA (Switzerland)	11,969
528	Als Ltd. (Australia)	6,023
85	Bureau Veritas SA (France)	9,531
1,015	Capita PLC (United Kingdom)	12,542
15,600	Equifax, Inc.	844,272
1,566	Experian PLC (Ireland)	25,239
700	Exponent, Inc.*	39,081
1,500	ICF International, Inc.*	35,160
252	Intertek Group PLC (United Kingdom)	12,801
1,100	Kforce, Inc.	15,763
800	Korn/Ferry International*	12,688
3,800	Navigant Consulting, Inc.*	42,408
186	Randstad Holding NV (Netherlands)	6,904
2,400	Resources Connection, Inc.	28,656
8	SGS SA (Switzerland)	17,768

		1,120,805

Real Estate Investment Trusts — 1.5%
3,400	AG Mortgage Investment Trust, Inc.	79,832
800	Agree Realty Corp.	21,432
2,800	American Assets Trust, Inc.	78,204
5,000	American Capital Agency Corp.	144,700
2,300	American Capital Mortgage Investment Corp.	54,211
9,000	American Tower Corp. (Class A Stock)	695,430
3,100	Anworth Mortgage Asset Corp.	17,918
2,900	Ascendas Real Estate Investment Trust (Singapore)	5,675
4,600	Ashford Hospitality Trust, Inc.	48,346
1,327	British Land Co. PLC (United Kingdom)	12,260
3,000	Capitacommercial Trust (Singapore)	4,163
796	Capital Shopping Centres Group PLC (United Kingdom)	4,580
3,600	CapitaMall Trust (Singapore)	6,326
1,000	CapLease, Inc.	5,570

2,300	Capstead Mortgage Corp.	26,381
700	Cedar Realty Trust, Inc.	3,696
2,269	Centro Retail Australia (Australia)	5,372
2,896	CFS Retail Property Trust (Australia)	5,793
2,100	Chatham Lodging Trust	32,298
300	Colony Financial, Inc.	5,850
16,200	CommonWealth REIT	256,608
98	Corio NV (Netherlands)	4,494
600	CreXus Investment Corp.	7,350
7,132	Dexus Property Group (Australia)	7,575
12,000	DiamondRock Hospitality Co.	108,000
3,300	Dynex Capital, Inc.	31,152
1,600	Equity One, Inc.	33,616
39	Fonciere des Regions (France)	3,282
5,700	Franklin Street Properties Corp.	70,167
34	Gecina SA (France)	3,850
19,500	General Growth Properties, Inc.	387,075
700	Gladstone Commercial Corp.	12,565
2,640	Goodman Group (Australia)	12,029
2,177	GPT Group (Australia)	8,380
1,125	Hammerson PLC (United Kingdom)	9,021
22,300	HCP, Inc.	1,007,514
13,600	Hospitality Properties Trust	318,512
34	ICADE (France)	3,036
7,400	Inland Real Estate Corp.	62,012
5,900	Invesco Mortgage Capital, Inc.	116,289
5,800	Investors Real Estate Trust	50,634
1	Japan Prime Realty Investment Corp. (Japan)	2,890
1	Japan Real Estate Investment Corp. (Japan)	9,852
3	Japan Retail Fund Investment Corp. (Japan)	5,515
155	Klepierre (France)	6,195
1,209	Land Securities Group PLC (United Kingdom)	16,129
400	LaSalle Hotel Properties	10,156
3,500	Link REIT (The) (Hong Kong)	17,528
600	LTC Properties, Inc.	21,114
5,155	Mirvac Group (Australia)	8,023
800	National Health Investors, Inc.	45,224
1	Nippon Building Fund, Inc. (Japan)	10,345
5,100	Omega Healthcare Investors, Inc.	121,635
1,200	Parkway Properties, Inc.	16,788
15,500	Resource Capital Corp.	86,800
6,300	RLJ Lodging Trust	122,031
800	Saul Centers, Inc.	34,232
1,151	Segro PLC (United Kingdom)	4,672
600	Select Income REIT	14,862
2,700	Simon Property Group, Inc.	426,843
800	Sovran Self Storage, Inc.	49,680
500	Stag Industrial, Inc.	8,985
300	Starwood Property Trust, Inc.	6,888

3,514	Stockland (Australia)	12,993
2,300	Summit Hotel Properties, Inc.	21,850
2,600	Sunstone Hotel Investors, Inc.*	27,846
8,000	Two Harbors Investment Corp.	88,640
143	Unibail-Rodamco SE (France)	34,678
700	Urstadt Biddle Properties, Inc. (Class A Stock)	13,776
3,100	Vornado Realty Trust	248,248
900	Western Asset Mortgage Capital Corp.	17,793
3,332	Westfield Group (Australia)	36,798
4,671	Westfield Retail Trust (Australia)	14,737
3,800	Winthrop Realty Trust	41,990

		5,376,934

Real Estate Management & Development — 0.2%
100	Aeon Mall Co. Ltd. (Japan)	2,460
4,000	CapitaLand Ltd. (Singapore)	12,312
2,100	CapitaMalls Asia Ltd. (Singapore)	3,382
2,200	Cheung Kong Holdings Ltd. (Hong Kong)	34,231
800	City Developments Ltd. (Singapore)	8,556
100	Daito Trust Construction Co. Ltd. (Japan)	9,451
800	Daiwa House Industry Co. Ltd. (Japan)	13,754
3,200	Forestar Group, Inc.*	55,456
3,200	Global Logistic Properties Ltd. (Singapore)	7,401
3,500	Hang Lung Properties Ltd. (Hong Kong)	14,085
1,500	Henderson Land Development Co. Ltd. (Hong Kong)	10,739
1,000	Hysan Development Co. Ltd. (Hong Kong)	4,863
1,439	IMMOFINANZ AG (Austria)	6,058
3,700	Jones Lang LaSalle, Inc.	310,578
1,200	Keppel Land Ltd. (Singapore)	4,019
1,000	Kerry Properties Ltd. (Hong Kong)	5,254
863	Lend Lease Group (Australia)	8,428
1,900	Mitsubishi Estate Co. Ltd. (Japan)	45,487
1,200	Mitsui Fudosan Co. Ltd. (Japan)	29,356
5,700	New World Development Co. Ltd. (Hong Kong)	9,024
100	Nomura Real Estate Holdings, Inc. (Japan)	1,912
2	NTT Urban Development Corp. (Japan)	1,940
5,300	Sino Land Co. Ltd. (Hong Kong)	9,705
500	Sumitomo Realty & Development Co. Ltd. (Japan)	16,657
2,500	Sun Hung Kai Properties Ltd. (Hong Kong)	37,913
1,000	Swire Pacific Ltd. (Hong Kong) (Class A Stock)	12,509
1,600	Swire Properties Ltd. (Hong Kong)	5,389
88	Swiss Prime Site AG (Switzerland)	7,346
700	Tokyu Land Corp. (Japan)	5,129
700	UOL Group Ltd. (Singapore)	3,452
2,400	Wharf Holdings Ltd. (Hong Kong)	19,127
1,500	Wheelock & Co. Ltd. (Hong Kong)	7,652

		723,625

Road & Rail — 0.9%
670	Amerco, Inc.	84,963
1,513	Asciano Ltd. (Australia)	7,402
2,972	Aurizon Holdings Ltd. (Australia)	11,687
1,000	Celadon Group, Inc.	18,070
217	Central Japan Railway Co. (Japan)	17,612
3,000	ComfortDelGro Corp. Ltd. (Singapore)	4,413
37,400	CSX Corp.	737,902
300	DSV A/S (Denmark)	7,762
500	East Japan Railway Co. (Japan)	32,332
2,000	Hankyu Hanshin Holdings, Inc. (Japan)	10,341
700	Keikyu Corp. (Japan)	6,214
900	KEIO Corp. (Japan)	6,709
500	Keisei Electric Railway Co. Ltd. (Japan)	4,219
2,500	Kintetsu Corp. (Japan)	10,244
2,000	MTR Corp. Ltd. (Hong Kong)	7,925
1,200	Nippon Express Co. Ltd. (Japan)	4,959
12,100	Norfolk Southern Corp.	748,264
1,000	Odakyu Electric Railway Co. Ltd. (Japan)	10,404
3,300	Old Dominion Freight Line, Inc.*	113,124
1,600	Tobu Railway Co. Ltd. (Japan)	8,485
1,800	Tokyu Corp. (Japan)	10,141
10,300	Union Pacific Corp.	1,294,916
300	West Japan Railway Co. (Japan)	11,819

		3,169,907

Semiconductors & Semiconductor Equipment — 1.0%
1,100	Advanced Energy Industries, Inc.*	15,191
200	Advantest Corp. (Japan)	3,159
1,000	Alpha & Omega Semiconductor Ltd.*	8,400
2,139	ARM Holdings PLC (United Kingdom)	27,013
300	ASM Pacific Technology Ltd. (Hong Kong)	3,683
484	ASML Holding NV (Netherlands)	31,041
200	ATMI, Inc.*	4,176
10,400	Entegris, Inc.*	95,472
2,600	Entropic Communications, Inc.*	13,754
1,630	Infineon Technologies AG (Germany)	13,279
3,400	Inphi Corp.*	32,572
94,600	Intel Corp.	1,951,598
1,200	IXYS Corp.	10,968
84,600	LSI Corp.*	598,968
55	Mellanox Technologies Ltd.*	3,407
600	Micrel, Inc.	5,700
1,700	Microsemi Corp.*	35,768
300	NVE Corp.*	16,647
27,000	NVIDIA Corp.	331,830
2,300	PDF Solutions, Inc.*	31,694
1,100	Pericom Semiconductor Corp.*	8,833
900	Photronics, Inc.*	5,364
700	Power Integrations, Inc.	23,527

6,400	RF Micro Devices, Inc.*	28,672
150	Rohm Co. Ltd. (Japan)	4,903
400	Sigma Designs, Inc.*	2,060
11,100	Silicon Image, Inc.*	55,056
1,400	Silicon Laboratories, Inc.*	58,534
4,300	Spansion, Inc. (Class A Stock)*	59,813
925	STMicroelectronics NV (France)	6,715
200	Sumco Corp. (Japan)*	1,967
2,400	Sunpower Corp. (Class A Stock)*	13,488
600	Tessera Technologies, Inc.	9,852
250	Tokyo Electron Ltd. (Japan)	11,530
1,900	Ultra Clean Holdings*	9,329
2,000	Volterra Semiconductor Corp.*	34,340

		3,568,303

Software — 2.4%
3,200	Actuate Corp.*	17,920
700	Advent Software, Inc.*	14,966
900	Aspen Technology, Inc.*	24,876
4,900	Avg Technologies NV*	77,567
10,800	BMC Software, Inc.*	428,328
5,100	CA, Inc.	112,098
2,500	CommVault Systems, Inc.*	174,275
95	Dassault Systemes SA (France)	10,622
100	Digimarc Corp.	2,070
2,100	Ellie Mae, Inc.*	58,275
900	Fair Isaac Corp.	37,827
17,300	Intuit, Inc.	1,029,350
200	Konami Corp. (Japan)	4,504
1,200	Manhattan Associates, Inc.*	72,408
400	Mentor Graphics Corp.*	6,808
124,213	Microsoft Corp.	3,320,213
2,500	Monotype Imaging Holdings, Inc.	39,950
2,400	Netscout Systems, Inc.*	62,376
101	NICE Systems Ltd. (Israel)*	3,383
150	Nintendo Co. Ltd. (Japan)	16,017
79,200	Oracle Corp.	2,638,944
100	Oracle Corp. Japan (Japan)	4,166
5,600	Parametric Technology Corp.*	126,056
2,500	Progress Software Corp.*	52,475
1,863	Sage Group PLC (The) (United Kingdom)	8,958
1,381	SAP AG (Germany)	111,050
100	Square Enix Holdings Co. Ltd. (Japan)	1,272
1,500	SS&C Technologies Holdings, Inc.*	34,680
3,200	Symantec Corp.*	60,192
2,100	TeleNav, Inc.*	16,758
150	Trend Micro, Inc. (Japan)	4,532
800	VMware, Inc. (Class A Stock)*	75,312

		8,648,228

Specialty Retail — 1.8%
3,700	Ann, Inc.*	125,208
3,600	Bed Bath & Beyond, Inc.*	201,276
12,500	Best Buy Co., Inc.(a)	148,125
5,800	Body Central Corp.*	57,768
800	Cato Corp. (The) (Class A Stock)	21,944
800	Childrens Place Retail Stores, Inc. (The)*	35,432
1,100	Destination Maternity Corp.	23,716
8,400	Express, Inc.*	126,756
100	Fast Retailing Co. Ltd. (Japan)	25,521
5,500	Finish Line, Inc. (The) (Class A Stock)	104,115
33,300	Gap, Inc. (The)	1,033,632
1,500	Genesco, Inc.*	82,500
1,473	Hennes & Mauritz AB (H&M) (Sweden) (Class B Stock)	51,050
23,700	Home Depot, Inc. (The)	1,465,845
338	Inditex SA (Spain)	47,491
3,676	Kingfisher PLC (United Kingdom)	17,176
1,900	Kirkland’s, Inc.*	20,121
50	Nitori Holdings Co. Ltd. (Japan)	3,663
3,800	PetSmart, Inc.	259,692
1,100	Pier 1 Imports, Inc.	22,000
15,100	Ross Stores, Inc.	817,665
50	Sanrio Co. Ltd. (Japan)	1,595
3,700	Select Comfort Corp.*	96,829
1,550	Shoe Carnival, Inc.	31,760
400	Stein Mart, Inc.	3,016
500	Systemax, Inc.	4,825
900	Tilly’s, Inc. (Class A Stock)*	12,141
31,900	TJX Cos., Inc.	1,354,155
30	USS Co. Ltd. (Japan)	3,124
130	Yamada Denki Co. Ltd. (Japan)	5,025

		6,203,166

Textiles, Apparel & Luxury Goods — 0.8%
312	Adidas AG (Germany)	27,846
200	Asics Corp. (Japan)	3,055
686	Burberry Group PLC (United Kingdom)	13,790
5,700	Carter’s, Inc.*	317,205
82	Christian Dior SA (France)	13,977
810	Cie Financiere Richemont SA (Switzerland)	63,582
11,400	Coach, Inc.	632,814
6,500	Crocs, Inc.*	93,535
200	Culp, Inc.	3,002
37	Hugo Boss AG (Germany)	3,932
247	Luxottica Group SpA (Italy)	10,195
394	LVMH Moet Hennessy Louis Vuitton SA (France)	72,716
1,600	Maidenform Brands, Inc.*	31,184
2,400	Movado Group, Inc.	73,632

27,200	NIKE, Inc. (Class B Stock)	1,403,520
600	Perry Ellis International, Inc.	11,940
2,100	Steven Madden Ltd.*	88,767
48	Swatch Group AG (The) (Bearer Shares) (Switzerland)	24,341
70	Swatch Group AG (The) (Registered Shares) (Switzerland)	6,055
300	Unifi, Inc.*	3,903
300	VF Corp.	45,291
600	Warnaco Group, Inc. (The)*	42,942
1,000	Yue Yuen Industrial Holdings Ltd. (Hong Kong)	3,382

		2,990,606

Thrifts & Mortgage Finance — 0.1%
1,100	Bank Mutual Corp.	4,730
600	Dime Community Bancshares, Inc.	8,334
1,000	Doral Financial Corp.*	724
4,800	Everbank Financial Corp.	71,568
1,000	First Defiance Financial Corp.	19,190
600	First Financial Holdings, Inc.	7,848
600	Homestreet, Inc.*	15,330
3,300	OceanFirst Financial Corp.	45,375
100	Provident Financial Holdings, Inc.	1,750
1,900	Provident Financial Services, Inc.	28,348
200	Walker & Dunlop, Inc.*	3,332
200	WSFS Financial Corp.	8,450

		214,979

Tobacco — 0.7%
2,000	Alliance One International, Inc.*	7,280
22,700	Altria Group, Inc.	713,234
3,015	British American Tobacco PLC (United Kingdom)	153,268
1,538	Imperial Tobacco Group PLC (United Kingdom)	59,631
1,349	Japan Tobacco, Inc. (Japan)	38,109
1,900	Lorillard, Inc.	221,673
12,000	Philip Morris International, Inc.	1,003,680
10,100	Reynolds American, Inc.(a)	418,443
339	Swedish Match AB (Sweden)	11,380
200	Universal Corp.	9,982

		2,636,680

Trading Companies & Distributors — 0.1%
800	Aceto Corp.	8,032
1,300	Aircastle Ltd.	16,302
1,600	Applied Industrial Technologies, Inc.	67,216
78	Brenntag AG (Germany)	10,276
513	Bunzl PLC (United Kingdom)	8,491
300	Cai International, Inc.*	6,585
1,400	DXP Enterprises, Inc.*	68,698
2,300	ITOCHU Corp. (Japan)	24,309
300	Kaman Corp.	11,040

2,500	Marubeni Corp. (Japan)	17,938
2,100	Mitsubishi Corp. (Japan)	40,431
2,600	Mitsui & Co. Ltd. (Japan)	38,971
5,781	Noble Group Ltd. (Singapore)	5,585
166	Rexel SA (France)	3,395
1,900	Sojitz Corp. (Japan)	2,810
1,700	Sumitomo Corp. (Japan)	21,811
300	Toyota Tsusho Corp. (Japan)	7,405
425	Wolseley PLC (United Kingdom)	20,323

		379,618

Transportation Infrastructure
563	Abertis Infraestructuras SA (Spain)	9,299
46	Aeroports de Paris (France)	3,561
494	Atlantia SpA (Italy)	8,970
1,438	Auckland International Airport Ltd. (New Zealand)	3,183
55	Fraport AG Frankfurt Airport Services Worldwide (Germany)	3,208
870	Groupe Eurotunnel SA (France)	6,761
8,100	Hutchison Port Holdings Trust (Singapore)	6,399
300	Kamigumi Co. Ltd. (Japan)	2,394
120	Koninklijke Vopak NV (Netherlands)	8,483
200	Mitsubishi Logistics Corp. (Japan)	2,870
578	Sydney Airport (Australia)	2,036
2,140	Transurban Group (Australia)	13,603

		70,767

Water Utilities — 0.1%
1,600	American States Water Co.	76,768
7,100	American Water Works Co., Inc.	263,623
100	Middlesex Water Co.	1,956
369	Severn Trent PLC (United Kingdom)	9,495
1,058	United Utilities Group PLC (United Kingdom)	11,647

		363,489

Wireless Telecommunication Services — 0.1%
400	KDDI Corp. (Japan)	28,279
97	Millicom International Cellular SA	8,420
23	NTT DoCoMo, Inc. (Japan)	33,155
1,300	Softbank Corp. (Japan)	47,633
1,000	StarHub Ltd. (Singapore)	3,132
493	Tele2 AB (Sweden) (Class B Stock)	8,911
1,200	USA Mobility, Inc.	14,016
76,288	Vodafone Group PLC (United Kingdom)	192,038

		335,584

	TOTAL COMMON STOCKS (cost $178,072,729)	216,965,990

EXCHANGE TRADED FUND — 0.2%
13,500	iShares MSCI EAFE Index Fund (cost $723,865)	767,070

PREFERRED STOCKS
Automobiles
81	Bayerische Motoren Werke AG (Germany)	5,247
238	Porsche Automobil Holding SE (Germany)	19,591
217	Volkswagen AG (Germany)	49,791

		74,629

Banking
3,000	Citigroup Capital XIII (Capital security, fixed to floating preferred)(c)	83,700

Household Products
262	Henkel AG & Co. KGaA (Germany)	21,555

Media
136	ProSiebenSat.1 Media AG (Germany)	3,874

Multi-Utilities
61	RWE AG (Germany)	2,306

	TOTAL PREFERRED STOCKS (cost $136,068)	186,064

RIGHTS
Units
Food & Staples Retailing
626	Olam International Ltd. (Singapore)*	—

Oil, Gas & Consumable Fuels
1,224	Repsol SA (Spain)*	746

	TOTAL RIGHTS (cost $0)	746

Moody’s Ratings§†	Principal Amount (000)#	Description	Value
CORPORATE BONDS — 10.1%
Aerospace & Defense — 0.1%
Ba2	125	Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A, 6.300%, 05/01/14	$ 130,469
Baa3	95	L-3 Communications Corp., Gtd. Notes, 4.750%, 07/15/20	105,890

			236,359

Airlines — 0.2%
Baa2	31	Continental Airlines Certificates, Pass-thru Certs., Ser. 01-A1, 6.703%, 06/15/21(b)	33,781
Baa2	115	Ser. 2-A, 4.000%, 10/29/24	121,038
Baa2	114	Ser. A, 7.250%, 11/10/19	131,618
Baa2	78	Delta Air Lines, Inc., Pass-thru Certs., Ser. 071A, 6.821%, 08/10/22	87,137
Baa2	203	Ser. A, 5.300%, 04/15/19(a)	224,174

			597,748

Automotive — 0.1%
Baa3	265	Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, 4.207%, 04/15/16	282,653
Baa1	85	Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN, 5.750%, 12/15/14(a)	92,827
Baa1	55	Johnson Controls, Inc., Sr. Unsec’d. Notes, 5.500%, 01/15/16	62,084

			437,564

Banking — 2.2%
A3	345	American Express Co., Sr. Unsec’d. Notes, 144A, 2.650%, 12/02/22	343,626
Baa1	430	Banco Bradesco (Brazil), Sub. Notes, 8.750%, 10/24/13	452,575
A3	215	Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes, 144A, 2.750%, 03/27/18	217,448

B1	380	Bank of America Corp., Jr. Sub. Notes, Ser. K, 8.000%, 12/29/49(c)	420,311
Baa2	205	Sr. Unsec’d. Notes, 5.700%, 01/24/22	246,523
Baa2	135	6.000%, 09/01/17	158,087
Baa2	95	Sr. Unsec’d. Notes, Ser. 1, 3.750%, 07/12/16	101,548
Baa2	80	Sr. Unsec’d. Notes, MTN, 5.000%, 05/13/21	91,332
Baa3	355	Sub. Notes, 5.750%, 08/15/16(a)	388,204
A2	100	Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes, 5.300%, 10/30/15	110,819
A2	90	6.400%, 10/02/17	108,090
A2	220	7.250%, 02/01/18	275,670
Baa1	5	Capital One Bank, Sub. Notes, 6.500%, 06/13/13	5,131
Baa3	185	Capital One Capital VI, Ltd. Gtd. Notes, 8.875%, 05/15/40	185,000
Baa2	280	Citigroup, Inc., Sr. Unsec’d. Notes, 6.125%, 05/15/18	335,555
Baa2	200	8.125%, 07/15/39(a)	299,423
Baa2	65	8.500%, 05/22/19	87,402
Baa3	82	Sub. Notes, 5.000%, 09/15/14	86,271
Baa3	165	6.125%, 08/25/36	179,830
A3	290	Depfa ACS Bank (Ireland), Covered Notes, 144A, 5.125%, 03/16/37	226,401
A3	270	Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, 5.250%, 07/27/21(a)	307,794
A3	180	5.750%, 01/24/22	212,798
A3	5	6.250%, 09/01/17	5,898
A3	15	6.250%, 02/01/41	18,404
Baa1	10	Sub. Notes, 5.625%, 01/15/17	10,972
Baa1	235	6.450%, 05/01/36	257,756
Baa1	52	6.750%, 10/01/37	58,933
Baa2	20	Huntington Bancshares, Inc., Sub. Notes, 7.000%, 12/15/20	24,469

Ba1	300	JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1, 7.900%, 04/29/49	339,903
A2	220	Sr. Unsec’d. Notes, 4.250%, 10/15/20(a)	244,668
A2	195	Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes, 144A, MTN, 5.800%, 01/13/20	228,205
Baa1	460	Morgan Stanley, Notes, Ser. G, MTN, 5.450%, 01/09/17	509,027
Baa1	70	Sr. Unsec’d. Notes, 6.375%, 07/24/42(a)	82,061
Baa1	285	Sr. Unsec’d. Notes, MTN, 5.625%, 09/23/19	322,329
Baa1	110	Sr. Unsec’d. Notes, Ser. G, MTN, 5.500%, 07/28/21	124,891
Ba1	150	MUFG Capital Finance 1 Ltd. (Cayman Islands), Gtd. Notes, 6.346%, 07/29/49(c)	165,404
A3	65	PNC Funding Corp., Gtd. Notes, 6.700%, 06/10/19(a)	82,929
Baa1	250	Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes, MTN, 6.400%, 10/21/19	295,410
A3	20	Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes, Ser. 2, 3.400%, 08/23/13	20,297
Baa2	110	Santander Holdings USA, Inc., Sr. Unsec’d. Notes, 3.000%, 09/24/15(a)	112,017
A2	130	US Bancorp, Sub. Notes, MTN, 2.950%, 07/15/22	131,329

			7,874,740

Brokerage
NR	345	Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, 5.250%, 02/06/12(e)	80,644
NR	100	6.875%, 05/02/18(e)	24,000

			104,644

Building Materials & Construction — 0.1%
Ba1	150	Mohawk Industries, Inc., Sr. Unsec’d. Notes, 6.375%, 01/15/16	168,750

Baa3	200	Odebrecht Finance Ltd. (Cayman Islands), Gtd. Notes, 144A, 5.125%, 06/26/22	217,000
Ba1	90	Owens Corning, Gtd. Notes, 4.200%, 12/15/22	91,529

			477,279

Cable — 0.2%
B1	125	Cablevision Systems Corp., Sr. Unsec’d. Notes, 8.625%, 09/15/17(a)	145,781
Baa1	40	Comcast Corp., Gtd. Notes, 6.450%, 03/15/37	51,328
Baa1	110	6.500%, 11/15/35	141,135
Baa1	65	6.950%, 08/15/37	88,144
Baa2	45	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Gtd. Notes, 3.500%, 03/01/16	47,673
Baa2	25	3.550%, 03/15/15(a)	26,299
Baa2	200	5.150%, 03/15/42	202,287

			702,647

Capital Goods — 0.4%
Ba2	160	Actuant Corp., Gtd. Notes, 5.625%, 06/15/22	165,600
Ba2	125	Case New Holland, Inc., Gtd. Notes, 7.875%, 12/01/17	147,812
A2	50	Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN, 5.500%, 03/15/16	57,408
		Erac USA Finance Co., Gtd. Notes, 144A, 6.375%, 10/15/17
Baa1	296	(original cost $295,482; purchased date 10/10/07)(a)(b)(d) 7.000%, 10/15/37	358,001
Baa1	20	(original cost $19,827; purchased date 10/10/07)(b)(d)	25,397
Aa3	40	General Electric Co., Sr. Unsec’d. Notes, 4.125%, 10/09/42	41,146

		Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Notes, 144A, 2.500%, 07/11/14
Baa3	40	(original cost $39,984; purchased date 07/10/12)(b)(d)	40,418
		Unsec’d. Notes, 144A, 3.125%, 05/11/15
Baa3	60	(original cost $59,942; purchased date 05/08/12)(b)(d)	61,220
Ba2	100	SPX Corp., Gtd. Notes, 7.625%, 12/15/14	109,500
A2	60	United Technologies Corp., Sr. Unsec’d. Notes, 6.125%, 07/15/38	79,882
Baa2	160	Xylem, Inc., Sr. Unsec’d. Notes, 4.875%, 10/01/21	181,652

			1,268,036

Chemicals — 0.2%
Baa2	112	Dow Chemical Co. (The), Sr. Unsec’d. Notes, 7.600%, 05/15/14	122,280
Baa2	82	9.400%, 05/15/39	135,008
Baa1	75	ICI Wilmington, Inc., Gtd. Notes, 5.625%, 12/01/13	78,312
Baa2	250	Reliance Holdings USA, Inc., Gtd. Notes, 144A, 5.400%, 02/14/22	279,619
Baa2	100	Union Carbide Corp., Sr. Unsec’d. Notes, 7.500%, 06/01/25	124,531

			739,750

Consumer — 0.1%
Baa3	300	Newell Rubbermaid, Inc., Sr. Unsec’d. Notes, 6.250%, 04/15/18	349,429
Ba3	136	Sealy Mattress Co., Sr. Sec’d. Notes, 144A, 10.875%, 04/15/16	144,160

			493,589

Electric — 0.6%
Baa1	35	Arizona Public Service Co., Sr. Unsec’d. Notes, 6.250%, 08/01/16	41,082
Baa1	115	Baltimore Gas & Electric Co., Sr. Unsec’d. Notes, 6.350%, 10/01/36	152,672

A3	120	CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtge., Ser. K2, 6.950%, 03/15/33	170,319
A1	55	Duke Energy Carolinas LLC, First Mtge. Bonds, 6.050%, 04/15/38	72,050
Baa2	135	El Paso Electric Co., Sr. Unsec’d. Notes, 6.000%, 05/15/35	168,338
Baa2	30	Exelon Corp., Sr. Unsec’d. Notes, 4.900%, 06/15/15(a)	32,656
Aa3	60	Florida Power & Light Co., First Mtge. Bonds, 5.950%, 10/01/33	78,150
Baa1	30	Iberdrola International BV (Netherlands), Gtd. Notes, 6.750%, 09/15/33	32,183
Baa2	90	Indiana Michigan Power Co., Sr. Unsec’d. Notes, Ser. INDF, 5.050%, 11/15/14	96,461
Baa1	115	Midamerican Energy Holdings Co., Sr. Unsec’d. Notes, 5.950%, 05/15/37	141,991
Baa1	280	Nevada Power Co., Gen. Ref. Mtge., Ser. O, 6.500%, 05/15/18	349,204
A3	100	Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A, 4.881%, 08/15/19	116,784
A2	110	NSTAR Electric Co., Sr. Unsec’d. Notes, 4.875%, 04/15/14	115,782
A3	90	NSTAR LLC, Sr. Unsec’d. Notes, 4.500%, 11/15/19	102,227
Baa3	55	Public Service Co. of New Mexico, Sr. Unsec’d. Notes, 7.950%, 05/15/18	66,829
A1	125	Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN, 5.800%, 05/01/37	162,000
Baa1	105	Xcel Energy, Inc., Sr. Unsec’d. Notes, 4.800%, 09/15/41	117,825
Baa1	36	5.613%, 04/01/17	42,121

			2,058,674

Energy — Integrated
A2	70	BP Capital Markets PLC (United Kingdom), Gtd. Notes, 4.500%, 10/01/20	80,672

Energy — Other — 0.4%
Baa3	150	Anadarko Petroleum Corp., Sr. Unsec’d. Notes, 6.375%, 09/15/17	179,174
Baa3	50	6.450%, 09/15/36	62,638
Baa3	25	6.950%, 06/15/19	31,595
Ba3	150	Cie Generale de Geophysique - Veritas (France), Gtd. Notes, 9.500%, 05/15/16	160,875
B2	68	Forest Oil Corp., Gtd. Notes, 8.500%, 02/15/14	72,080
Baa2	140	Nabors Industries, Inc., Gtd. Notes, 4.625%, 09/15/21(a)	150,674
Baa3	130	Pioneer Natural Resources Co., Sr. Unsec’d. Notes, 7.500%, 01/15/20	164,711
Baa3	105	Transocean, Inc. (Cayman Islands), Gtd. Notes, 2.500%, 10/15/17	106,105
Baa2	115	Weatherford International Ltd. (Bermuda), Gtd. Notes, 5.125%, 09/15/20(a)	126,729
Baa1	265	Woodside Finance Ltd. (Australia), Gtd. Notes, 144A, 5.000%, 11/15/13	273,772

			1,328,353

Foods — 0.6%
A3	235	Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 8.000%, 11/15/39	380,465
B3	125	Aramark Holdings Corp., Sr. Unsec’d. Notes, 144A, 8.625%, 05/01/16	127,970
Baa2	177	Beam, Inc., Sr. Unsec’d. Notes, 6.375%, 06/15/14	190,791
Baa2	215	Bunge Ltd., Gtd. Notes, 5.350%, 04/15/14	226,237
Baa2	145	Bunge Ltd. Finance Corp., Gtd. Notes, 8.500%, 06/15/19	186,571

A2	150	Cargill, Inc., Sr. Unsec’d. Notes, 144A, 6.000%, 11/27/17 (original cost $149,288; purchased date 11/19/07)(b)(d)	180,465
Ba1	175	Constellation Brands, Inc., Gtd. Notes, 8.375%, 12/15/14	195,562
Ba2	125	Darling International, Inc., Gtd. Notes, 8.500%, 12/15/18	143,594
Ba2	150	TreeHouse Foods, Inc., Gtd. Notes, 7.750%, 03/01/18	162,750
Baa3	150	Tyson Foods, Inc., Gtd. Notes, 6.600%, 04/01/16	171,892

			1,966,297

Healthcare & Pharmaceutical — 0.5%
Baa1	85	Abbvie, Inc., Gtd. Notes, 144A, 4.400%, 11/06/42	90,366
Baa1	210	Amgen, Inc., Sr. Unsec’d. Notes, 5.150%, 11/15/41	236,327
Baa1	120	5.375%, 05/15/43	141,483
Baa3	310	Aristotle Holding, Inc., Gtd. Notes, 144A, 2.750%, 11/21/14	319,794
A1	110	AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes, 6.450%, 09/15/37	148,978
Baa2	110	Cardinal Health, Inc., Sr. Unsec’d. Notes, 5.500%, 06/15/13	112,291
Baa1	70	Gilead Sciences, Inc., Sr. Unsec’d. Notes, 5.650%, 12/01/41	86,961
B3	100	HCA, Inc., Sr. Unsec’d. Notes, 6.250%, 02/15/13(a)	100,518
Baa2	20	Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes, 3.750%, 08/23/22(a)	21,209
Baa2	250	5.625%, 12/15/15	281,960
Aa3	30	Merck & Co., Inc., Sr. Unsec’d. Notes, 5.950%, 12/01/28	39,106

Baa3	125	Mylan, Inc., Gtd. Notes, 144A, 7.625%, 07/15/17(a)	140,484
Baa3	65	Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes, 4.625%, 10/01/42	67,674
Baa3	75	6.125%, 08/15/19(a)	91,299
A1	35	Wyeth LLC, Gtd. Notes, 5.500%, 02/01/14	36,898

			1,915,348

Healthcare Insurance — 0.4%
Baa2	50	Cigna Corp., Sr. Unsec’d. Notes, 5.875%, 03/15/41	60,699
Baa2	140	6.150%, 11/15/36	170,675
Baa3	540	Coventry Health Care, Inc., Sr. Unsec’d. Notes, 6.125%, 01/15/15	589,931
A3	60	UnitedHealth Group, Inc., Sr. Unsec’d. Notes, 6.000%, 06/15/17	71,964
A3	100	6.500%, 06/15/37	131,727
A3	80	6.625%, 11/15/37	105,803
Baa2	45	WellPoint, Inc., Sr. Unsec’d. Notes, 4.625%, 05/15/42	46,477
Baa2	125	4.650%, 01/15/43(a)	130,264

			1,307,540

Insurance — 1.0%
Baa1	80	Allied World Assurance Co. Holdings Ltd. (Bermuda), Gtd. Notes, 5.500%, 11/15/20	88,676
A3	15	Allstate Corp. (The), Sr. Unsec’d. Notes, 5.200%, 01/15/42(a)	17,803
Baa1	130	American International Group, Inc., Sr. Unsec’d. Notes, 4.250%, 05/15/13	131,579
Baa1	260	6.400%, 12/15/20	322,607
Baa1	155	8.250%, 08/15/18(a)	203,652
Baa1	160	Axis Specialty Finance LLC, Gtd. Notes, 5.875%, 06/01/20	181,639
A3	210	Chubb Corp. (The), Jr. Sub. Notes, 6.375%, 03/29/67(a)(c)	228,900

Baa3	90	Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes, MTN, 6.000%, 01/15/19	104,820
Baa2	180	Liberty Mutual Group, Inc., Bonds, 144A, 7.000%, 03/15/34	209,198
Ba1	40	Lincoln National Corp., Jr. Sub. Notes, 6.050%, 04/20/67(c)	39,850
Baa2	110	Sr. Unsec’d. Notes, 6.300%, 10/09/37	131,514
Baa2	90	7.000%, 06/15/40	117,139
Baa2	70	8.750%, 07/01/19	93,611
A3	135	MetLife, Inc., Sr. Unsec’d. Notes, 5.700%, 06/15/35	164,828
A3	15	6.375%, 06/15/34	19,572
A3	50	6.750%, 06/01/16	59,217
Aa2	110	New York Life Insurance Co., Sub. Notes, 144A, 6.750%, 11/15/39	152,154
Aa2	60	Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A, 6.063%, 03/30/40	76,602
Baa1	105	Ohio National Financial Services, Inc., Sr. Notes, 144A, 6.375%, 04/30/20	119,577
A3	150	Pacific Life Insurance Co., Sub. Notes, 144A, 9.250%, 06/15/39	209,760
A3	15	Principal Financial Group, Inc., Gtd. Notes, 4.625%, 09/15/42	15,245
A2	110	Progressive Corp. (The), Jr. Sub. Notes, 6.700%, 06/15/37(c)	118,800
Aa2	240	Teachers Insurance & Annuity Association of America, Sub. Notes, 144A, 6.850%, 12/16/39	325,506
Baa2	50	Unum Group, Sr. Unsec’d. Notes, 5.625%, 09/15/20	57,129
Baa2	110	W.R. Berkley Corp., Sr. Unsec’d. Notes, 5.600%, 05/15/15	119,370
Baa2	90	6.150%, 08/15/19	102,571

Baa2	15	XL Group PLC (Ireland), Sr. Unsec’d. Notes, 5.250%, 09/15/14	15,973

			3,427,292

Lodging — 0.2%
B2	100	FelCor Lodging LP, Sr. Sec’d. Notes, 10.000%, 10/01/14	115,500
Baa2	130	Marriott International, Inc., Sr. Unsec’d. Notes, 3.250%, 09/15/22	130,038
Baa2	500	Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes, 6.750%, 05/15/18	607,878

			853,416

Media & Entertainment — 0.3%
Ba1	175	Belo Corp., Gtd. Notes, 8.000%, 11/15/16	190,531
Baa1	70	News America, Inc., Gtd. Notes, 6.150%, 02/15/41(a)	88,661
Baa1	125	7.625%, 11/30/28	161,122
Ba3	125	Sinclair Television Group, Inc., Sec’d. Notes, 144A, 9.250%, 11/01/17	137,500
Baa2	25	Time Warner, Inc., Gtd. Notes, 6.200%, 03/15/40	30,615
Baa2	30	6.250%, 03/29/41	37,041
Baa2	160	7.250%, 10/15/17(a)	200,908
Baa2	20	7.625%, 04/15/31	27,534
Baa2	100	9.150%, 02/01/23	147,672
Baa1	148	Viacom, Inc., Sr. Unsec’d. Notes, 144A, 4.375%, 03/15/43	145,589

			1,167,173

Metals — 0.4%
Ba1	385	ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes, 5.375%, 06/01/13	388,866
Ba1	190	Peabody Energy Corp., Gtd. Notes, 6.000%, 11/15/18	201,875
A-(g)	70	Rio Trinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes, 4.500%, 05/15/13	70,911
A-(g)	115	5.000%, 06/01/15	125,696

Baa2	95	Southern Copper Corp., Sr. Unsec’d. Notes, 7.500%, 07/27/35	121,960
Baa2	85	Teck Resources Ltd. (Canada), Gtd. Notes, 5.200%, 03/01/42	86,877
Baa2	150	Xstrata Finance (Canada) Ltd. (Canada), Gtd. Notes, 144A, 2.850%, 11/10/14	153,960
Baa2	105	Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A, 1.800%, 10/23/15	105,570

			1,255,715

Non Captive Finance — 0.5%
A1	600	General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN, 6.000%, 08/07/19(f)(j)	729,938
A1	170	6.875%, 01/10/39	231,081
A2	100	Sub. Notes, 5.300%, 02/11/21(a)	116,078
Ba3	400	International Lease Finance Corp., Sr. Unsec’d. Notes, MTN, 6.375%, 03/25/13	404,200
Ba1	130	SLM Corp., Sr. Unsec’d. Notes, MTN, 8.000%, 03/25/20	148,525
Ba1	180	8.450%, 06/15/18	210,600

			1,840,422

Paper — 0.2%
Baa2	40	Georgia-Pacific LLC, Gtd. Notes, 144A, 5.400%, 11/01/20 (original cost $39,765; purchased date 10/27/10)(b)(d)	47,585
Baa3	30	International Paper Co., Sr. Unsec’d. Notes, 6.000%, 11/15/41	35,524
Baa3	175	7.300%, 11/15/39	237,223
Baa3	85	7.500%, 08/15/21	111,238
Ba1	50	Rock Tenn Co., Gtd. Notes, 144A, 4.000%, 03/01/23	50,795
Ba1	95	Sr. Unsec’d. Notes, 144A, 4.900%, 03/01/22(a)	102,665

			585,030

Pipelines & Other — 0.1%
Baa3	55	NiSource Finance Corp., Gtd. Notes, 5.250%, 09/15/17	62,909
Baa3	70	5.450%, 09/15/20	82,257
Baa1	15	Sempra Energy, Sr. Unsec’d. Notes, 6.000%, 02/01/13	15,068
Baa2	45	Spectra Energy Capital LLC, Gtd. Notes, 6.250%, 02/15/13	45,286

			205,520

Railroads — 0.1%
A3	135	Burlington Northern Santa Fe Corp., Sr. Unsec’d. Notes, 6.700%, 08/01/28	166,208
Baa2	170	CSX Corp., Sr. Unsec’d. Notes, 6.150%, 05/01/37	214,922
Baa1	97	Norfolk Southern Corp., Sr. Unsec’d. Notes, 2.903%, 02/15/23, 144A	97,640
Baa1	20	5.590%, 05/17/25	24,561

			503,331

Real Estate Investment Trusts — 0.3%
Baa1	100	HCP, Inc., Sr. Unsec’d. Notes, 2.700%, 02/01/14	101,795
Baa2	115	Mack-Cali Realty Corp., Sr. Unsec’d. Notes, 7.750%, 08/15/19	142,518
Baa2	11	ProLogis LP, Gtd. Notes, 6.875%, 03/15/20	13,316
A3	30	Simon Property Group LP, Sr. Unsec’d. Notes, 2.800%, 01/30/17	31,656
A3	30	3.375%, 03/15/22(a)	31,684
A3	530	6.125%, 05/30/18	645,599

			966,568

Retailers — 0.1%
Baa2	160	CVS Caremark Corp., Sr. Unsec’d. Notes, 5.750%, 05/15/41(a)	199,210
A3	60	Lowe’s Cos., Inc., Sr. Unsec’d. Notes, 6.500%, 03/15/29	76,637

Ba1	125	Ltd. Brands, Inc., Gtd. Notes, 6.625%, 04/01/21	143,125
Baa3	45	Macy’s Retail Holdings, Inc., Gtd. Notes, 3.875%, 01/15/22(a)	47,964

			466,936

Technology — 0.2%
Baa3	60	Arrow Electronics, Inc., Sr. Unsec’d. Notes, 3.375%, 11/01/15	62,254
Baa2	70	Fiserv, Inc., Gtd. Notes, 3.125%, 06/15/16	73,533
Baa3	110	Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A, 10.000%, 05/01/14	118,388
Ba1	125	STATS ChipPAC Ltd. (Singapore), Gtd. Notes, 144A, 7.500%, 08/12/15	133,125
Baa2	445	Xerox Corp., Sr. Unsec’d. Notes, 4.250%, 02/15/15	468,002

			855,302

Telecommunications — 0.3%
A2	100	America Movil SAB de CV (Mexico), Gtd. Notes, 6.125%, 03/30/40	131,565
A2	33	AT&T, Inc., Sr. Unsec’d. Notes, 5.350%, 09/01/40	38,430
A2	215	6.550%, 02/15/39	282,534
Baa2	50	British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes, 9.625%, 12/15/30	79,434
Baa3	75	Embarq Corp., Sr. Unsec’d. Notes, 7.082%, 06/01/16 (original cost $84,771; purchased date 05/04/11-05/11/11)(b)(d)	87,869
Baa3	200	7.995%, 06/01/36 (original cost $199,986; purchased date 05/12/06)(b)(d)	220,904
Baa2	90	Telecom Italia Capital SA (Luxembourg), Gtd. Notes, 5.250%, 11/15/13	92,475

A2	40	Telefonos de Mexico SAB de CV (Mexico), Gtd. Notes, 5.500%, 11/15/19	46,959
Ba3	100	Windstream Corp., Gtd. Notes, 8.125%, 08/01/13	103,750

			1,083,920

Tobacco — 0.3%
Baa1	235	Altria Group, Inc., Gtd. Notes, 9.700%, 11/10/18	328,983
Baa1	160	10.200%, 02/06/39	267,652
Baa2	50	Lorillard Tobacco Co., Gtd. Notes, 8.125%, 06/23/19	63,801
Baa2	220	Reynolds American, Inc., Gtd. Notes, 6.750%, 06/15/17(a)	265,676
Baa2	35	7.250%, 06/15/37	45,897

			972,009

		TOTAL CORPORATE BONDS (cost $31,925,205)	35,771,874

ASSET BACKED SECURITIES — 2.1%
Non-Residential Mortgage Backed Securities — 1.6%
Aaa	492	Aimco CLO (Cayman Islands), Ser. 2005-AA, Class A1B, 144A, 0.569%, 10/20/19(c)	478,891
Aaa	300	Apidos CDO VIII (Cayman Islands), Ser. 2011-8A, Class A1, 144A, 1.830%, 10/17/21(c)	300,801
Aaa	238	ARES Enhanced Loan Investment Strategy Ltd. (Cayman Islands), Ser. 2005-2A, Class A2, 144A, 0.574%, 01/26/20(c)	233,423
AAA(g)	250	Battalion CLO Ltd. (Cayman Islands), Ser. 2012-2A, Class A1, 144A, 1.537%, 11/15/19(c)	249,082
Baa2	500	Citibank Credit Card Issuance Trust, Ser. 2005-C2, Class C2, 0.681%, 03/24/17(c)	496,206
Baa2	300	Ser. 2006-C1, Class C1, 0.611%, 02/20/15(c)	299,995
A2	995	GE Capital Credit Card Master Note Trust, Ser. 2011-2, Class B, 1.209%, 05/15/19(c)	1,002,698
A2	600	Ser. 2012-4, Class B, 1.059%, 06/15/18(c)	603,191

Aaa	187	Gulf Stream - Sextant CLO Ltd. (Cayman Islands), Ser. 2006-1A, Class A1A, 144A, 0.542%, 08/21/20(c)	184,610
Aaa	15	Hewett’s Island CLO II Ltd. (Cayman Islands), Ser. 2004-1A, Class A1, 144A, 0.648%, 12/15/16(c)	15,106
Aaa	500	Landmark IX CDO Ltd. (Cayman Islands), Ser. 2007-9A, Class A1, 144A, 0.555%, 04/15/21(c)	490,485
Aaa	250	Marine Park CLO Ltd. (Cayman Islands), Ser. 2012-1A, Class A1A, 144A, 2.003%, 05/18/23(c)	250,739
Aaa	97	Mountain Capital CLO III Ltd. (Cayman Islands), Ser. 2004-3A, Class A2L, 144A, 1.110%, 02/15/16(c)	97,180
AA(g)	250	Slater Mill Loan Fund LP, Ser. 2012-1A, Class B, 144A, 2.961%, 08/17/22(c)	250,695
AA(g)	250	Sound Point CLO Ltd. (Cayman Islands), Ser. 2012-1A, Class B, 144A, 3.084%, 10/20/23(c)	254,176
Aaa	277	Stanfield Azure CLO Ltd. (Cayman Islands), Ser. 2006-1A, Class A1L, 144A, 0.572%, 05/27/20(c)	270,528
Aaa	350	Trimaran CLO VI Delaware Corp. (Cayman Islands), Ser. 2006-2A, Class A1L, 144A, 0.563%, 11/01/18(c)	345,451

			5,823,257

Residential Mortgage Backed Securities — 0.5%
B2	67	CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1, 1.860%, 03/25/33(c)	50,575
Ba1	520	Countrywide Asset-Backed Certificates, Ser. 2004-1, Class M1, 0.960%, 03/25/34(c)	488,711
B3	58	Credit-Based Asset Servicing and Securitization LLC, Ser. 2005-CB6, Class A3, 4.853%, 07/25/35(c)	49,590
Ba1	114	Equity One ABS, Inc., Ser. 2004-3, Class M1, 5.330%, 07/25/34(c)	94,946
Aa1	54	HSBC Home Equity Loan Trust, Ser. 2005-2, Class M2, 0.701%, 01/20/35(c)	51,496
Baa2	430	Morgan Stanley ABS Capital I, Ser. 2004-NC1, Class M1, 1.260%, 12/25/33(c)	407,645

Caa3	118	Morgan Stanley Dean Witter Capital I, Ser. 2002-HE1, Class M1, 1.110%, 07/25/32(c)	100,489
B2	115	Ser. 2002-NC4, Class M1, 1.485%, 09/25/32(c)	103,765
Caa2	29	RASC Trust, Ser. 2004-KS2, Class MI1, 4.710%, 03/25/34	15,040
Ba3	197	Securitized Asset Backed Receivables LLC Trust, Ser. 2004-OP1, Class M1, 0.975%, 02/25/34(c)	177,604
Ca	294	Ser. 2006-FR3, Class A3, 0.460%, 05/25/36(c)	149,783

			1,689,644

		TOTAL ASSET BACKED SECURITIES (cost $7,550,735)	7,512,901

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.4%
Caa2	428	Banc of America Alternative Loan Trust, Ser. 2005-12, Class 3CB1, 6.000%, 01/25/36	331,011
B2	85	Banc of America Mortgage 2005-A Trust, Ser. 2005-A, Class 2A1, 3.002%, 02/25/35(c)	82,070
Caa1	87	Banc of America Mortgage 2005-B Trust, Ser. 2005-B, Class 2A1, 2.770%, 03/25/35(c)	80,860
B2	256	Chase Mortgage Finance Corp., Ser. 2007-A1, Class 1A5, 3.038%, 02/25/37(c)	255,251
Ba3	102	Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1, 5.250%, 09/25/19	104,042
B1	168	JPMorgan Mortgage Trust, Ser. 2007-A1, Class 4A1, 2.991%, 07/25/35(c)	168,200
A+(g)	10	MASTR Alternative Loans Trust, Ser. 2003-8, Class 4A1, 7.000%, 12/25/33	10,292
Baa1	127	Ser. 2004-4, Class 4A1, 5.000%, 04/25/19	130,464
Baa3	131	Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3, 2.775%, 02/25/34(c)	132,424

CCC(g)	52	Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser. 2005-1, Class 3A, 5.000%, 03/25/20	52,488

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $1,445,303)	1,347,102

COMMERCIAL MORTGAGE BACKED SECURITIES — 4.6%
Aaa	500	Banc of America Commercial Mortgage Trust, Ser. 2006-4, Class A3A, 5.600%, 07/10/46	504,798
Aaa	600	Ser. 2006-6, Class A3, 5.369%, 10/10/45	653,545
Aaa	454	Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser. 2004-2, Class A4, 4.153%, 11/10/38	458,577
Aaa	200	Barclays, Ser. 2012-C4, Class A4, 2.792%, 12/10/45	202,247
Aaa	589	Citigroup Commercial Mortgage Trust, Ser. 2006-C5, Class ASB, 5.413%, 10/15/49	613,193
Aaa	100	Ser. 2007-C6, Class A4, 5.702%, 12/10/49(c)	117,816
AAA(g)	280	COBALT CMBS Commercial Mortgage Trust, Ser. 2007-C3, Class A3, 5.803%, 05/15/46(c)	298,225
AAA(g)	504	Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class X, I/O, 1.856%, 09/15/30(c)	17,065
AAA(g)	800	Commercial Mortgage Pass-Through Certificates, Ser. 2006-C1, Class A4, 5.409%, 02/15/39(c)	902,638
Aaa	400	Ser. 2012-CR3, Class A2, 1.765%, 10/15/45	410,898
AAA(g)	1,200	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C5, Class A4, 5.100%, 08/15/38(c)	1,318,990
Aaa	672	Ser. 2005-C6, Class A4, 5.230%, 12/15/40(c)	739,770
Aaa	335	DBUBS Mortgage Trust, Ser. 2011-LC3A, Class A2, 3.642%, 08/10/44	364,481

AA+(g)	2,994	FHLMC Multifamily Structured Pass Through Certificates, Ser. K020, Class X1, I/O, 1.479%, 05/25/22(c)	319,320
AA+(g)	900	Ser. K021, Class X1, I/O, 1.516%, 06/25/22(c)	100,007
AA+(g)	2,499	Ser. K711, Class X1, I/O, 1.712%, 07/25/19	232,317
AA+(g)	1,189	Ser. K501, Class X1A, I/O, 1.755%, 08/25/16(c)	55,649
AA+(g)	2,496	Ser. K710, Class X1, I/O, 1.785%, 05/25/19(c)	238,064
AAA(g)	645	GMAC Commercial Mortgage Securities, Inc. Series 2005-C1 Trust, Ser. 2005-C1, Class A5, 4.697%, 05/10/43	689,334
Aaa	333	Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2, 5.381%, 03/10/39	344,009
Aaa	500	JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-CB12, Class A4, 4.895%, 09/12/37	548,445
Aaa	283	Ser. 2005-CB13, Class ASB, 5.285%, 01/12/43(c)	295,438
Aaa	52	Ser. 2005-LDP2, Class A3, 4.697%, 07/15/42	52,169
Aa2	100	Ser. 2005-LDP2, Class AM, 4.780%, 07/15/42	107,982
Aaa	506	Ser. 2006-CB16, Class ASB, 5.523%, 05/12/45	539,566
Aaa	15,642	Ser. 2006-LDP6, Class X2, I/O, 0.050%, 04/15/43(c)	1,314
Aaa	300	Ser. 2012-CBX, Class A3, 3.139%, 06/15/45	323,252
Aaa	200	Ser. 2012-LC9, Class A4, 2.611%, 12/15/47	200,899
AAA(g)	14	LB-UBS Commercial Mortgage Trust, Ser. 2006-C1, Class A2, 5.084%, 02/15/31	13,873
Aaa	4	Ser. 2006-C3, Class A2, 5.532%, 03/15/32	3,778
Aaa	400	Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3, 4.615%, 08/12/39	410,002

Aaa	480	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4, 5.893%, 06/12/46(c)	552,935
Aaa	288	Ser. 2007-6, Class A2, 5.331%, 03/12/51	295,413
Aaa	1,344	Ser. 2007-7, Class ASB, 5.737%, 06/12/50(c)	1,405,210
Aaa	500	Morgan Stanley Capital I Trust, Ser. 2006-HQ8, Class A4, 5.420%, 03/12/44(c)	559,090
AAA(g)	700	Ser. 2006-IQ11, Class A4, 5.691%, 10/15/42(c)	790,227
Aaa	200	Ser. 2007-HQ11, Class A31, 5.439%, 02/12/44	209,163
Aaa	840	Ser. 2007-HQ11, Class AAB, 5.444%, 02/12/44	881,033
AAA(g)	243	Ser. 2007-T27, Class AAB, 5.651%, 06/11/42(c)	250,166
Aa1	135	Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C20, Class AMFX, 5.179%, 07/15/42(c)	147,882
Aaa	110	Ser. 2006-C25, Class A4, 5.736%, 05/15/43(c)	125,526

		TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (cost $15,440,383)	16,294,306

FOREIGN AGENCIES — 0.7%
Aaa	1,220	Commonwealth Bank of Australia (Australia), Gov’t. Gtd. Notes, 144A, 2.700%, 11/25/14(a)	1,270,923
Aa3	100	Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes, 5.125%, 06/29/20	114,910
Aaa	115	Kreditanstalt Fuer Wiederaufbau (Germany), Gtd. Notes, 2.375%, 08/25/21	119,807
Baa1	300	Petroleos Mexicanos (Mexico), Gtd. Notes, 5.500%, 01/21/21	350,550
Baa1	460	RSHB Capital SA For OJSC Russian Agricultural Bank (Luxembourg), Sr. Unsec’d. Notes, 144A, 6.299%, 05/15/17	509,450

		TOTAL FOREIGN AGENCIES (cost $2,252,606)	2,365,640

MORTGAGE BACKED SECURITIES — 9.9%
500	Federal Home Loan Mortgage Corp., 3.000%, TBA 15 YR(n)	525,000
1,373	4.000%, 06/01/26 - 11/01/39	1,465,436
17	4.140%, 01/01/39(h)	17,765
893	4.500%, 10/01/39	958,511
2,500	4.500%, TBA 30 YR(n)	2,682,422
3	4.660%, 12/01/35(h)	3,515
121	4.966%, 12/01/35(c)	127,634
18	4.970%, 04/01/38(h)	19,600
983	5.000%, 07/01/18 - 10/01/35	1,063,898
857	5.500%, 12/01/33 - 10/01/37	934,094
233	6.000%, 01/01/34	259,254
77	7.000%, 10/01/31 - 05/01/32	90,116
322	Federal National Mortgage Association, 2.460%, 07/01/37(c)	338,675
1,000	2.500%, TBA 15 YR(n)	1,045,625
1,000	3.000%, TBA 15 YR(n)	1,055,469
398	3.500%, 06/01/39	425,131
3,500	3.500%, TBA 30 YR	3,731,465
1,000	3.500%, TBA 30 YR(n)	1,064,258
1,483	4.500%, 07/01/19 - 09/01/39	1,603,326
735	5.000%, 10/01/18 - 02/01/36	801,027
500	5.000%, TBA 30 YR(n)	541,562
1,238	5.500%, 12/01/16 - 07/01/34	1,364,201
1,850	6.000%, 09/01/17 - 08/01/38	2,071,617
1,000	6.000%, TBA 30 YR	1,092,187
1,738	6.500%, 05/01/13 - 10/01/37	1,952,179
44	7.000%, 06/01/32	52,043
4	7.500%, 09/01/30	4,404
7	8.000%, 12/01/23	7,995
8	8.500%, 02/01/28	9,323
500	Government National Mortgage Association, 3.000%, TBA 30 YR(n)	531,563
1,000	3.500%, TBA 30 YR(n)	1,086,484
1,500	4.000%, TBA 30 YR(n)	1,633,359
500	4.000%, TBA 30 YR(n)	548,359
2,750	4.500%, TBA 30 YR(n)	3,010,820
1,000	5.000%, TBA 30 YR(n)	1,093,594
1,170	5.500%, 07/15/33 - 02/15/36	1,305,476
357	6.500%, 09/15/23 - 08/15/32	408,003
70	7.000%, 06/15/24 - 05/15/31	82,793
8	7.500%, 04/15/29 - 05/15/31	9,111
75	8.000%, 08/15/22 - 06/15/25	86,132

	TOTAL MORTGAGE BACKED SECURITIES (cost $33,915,499)	35,103,426

MUNICIPAL BONDS — 0.5%
Aa3	220	Bay Area Toll Auth., Taxable, Revenue Bonds, BABs, 6.263%, 04/01/49	301,369
A2	160	Chicago O’Hare Int’l. Arpt., BABs, 6.395%, 01/01/40	207,115
Aa2	160	Metropolitan Government of Nashville & Davidson County Convention Center Auth., Taxable Sub. B, Direct Pay, BABs, 6.731%, 07/01/43	192,488
A3	165	New Jersey State Tpk. Auth. Rev., Tax. Issuer Subs., Ser. F, BABs, 7.414%, 01/01/40	241,753
Aa1	190	New York City Trans. Fin. Auth., Tax. Future, Tax. Secd. Sub., Ser. C-2, BABs, 5.767%, 08/01/36	238,152
Aa1	65	Ohio State University Gen. Rcpts., BABs, 4.910%, 06/01/40	75,675
Aaa	45	Ohio State Water Development Auth. Wtr. Poll. Ctl. Rev., Taxable Ld Fd. B-2 Wtr. Quality, BABs, 4.879%, 12/01/34	51,884
Aa2	70	Oregon State Dept. of Trans. Hwy. User Tax Rev., Taxable Sub. Lien, Ser. A, BABs, 5.834%, 11/15/34	90,771
Aa3	80	Pennsylvania State Turnpike Commission Rev., Ser. B, BABs, 5.511%, 12/01/45	94,903
A1	210	State of California, GO, BABs, 7.300%, 10/01/39	291,003
A1	15	State of California, GO, Tax. Var. Purp., BABs, 7.500%, 04/01/34	20,807
A2	90	State of Illinois, Taxable, GO, 4.421%, 01/01/15	95,417
Aaa	50	Texas State Trans. Commission Rev., Taxable First Tier, Ser. B, BABs, 5.028%, 04/01/26	60,529

		TOTAL MUNICIPAL BONDS (cost $1,546,265)	1,961,866

SOVEREIGN BONDS — 0.2%
Baa1	118	Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN, 4.750%, 03/08/44(a)	133,340
A2	240	Poland Government International Bond (Poland), Sr. Unsec’d. Notes, 3.000%, 03/17/23	239,400
Baa3	200	Spain Government International Bond (Spain), Ser. E, MTN, 3.625%, 06/17/13	199,994

		TOTAL SOVEREIGN BONDS (cost $553,379)	572,734

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.1%
135	Federal Home Loan Banks, 5.500%, 07/15/36	185,750
330	Resolution Funding Corp. Interest Strip, 1.170%, 04/15/18(i)	310,521

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $422,275)	496,271

U.S. GOVERNMENT TREASURY SECURITIES — 6.5%
1,065	U.S. Treasury Bonds, 2.750%, 08/15/42	1,028,391
1,005	2.750%, 11/15/42	968,255
3,875	U.S. Treasury Notes, 0.125%, 12/31/14	3,865,313
2,800	0.250%, 12/15/15	2,791,687
155	0.625%, 11/30/17	154,479
3,180	0.750%, 12/31/17	3,185,218
1,305	1.000%, 03/31/17	1,328,348
885	1.625%, 11/15/22(a)	875,320
3,665	U.S. Treasury Strip Coupon, 2.140%, 05/15/24(h)	2,876,860
1,880	2.180%, 08/15/24(h)	1,460,642
500	2.260%, 02/15/25(h)	380,400
1,600	2.610%, 05/15/25(h)	1,204,822
790	2.880%, 08/15/26(h)	565,147
765	3.070%, 08/15/27(h)	525,405
265	3.350%, 05/15/29(h)	170,219
1,065	3.410%, 11/15/29(h)	672,153
850	U.S. Treasury Strip Principal, 0.300%, 11/15/15(i)	842,640

	TOTAL U.S. GOVERNMENT TREASURY SECURITIES (cost $21,365,106)	22,895,299

	TOTAL LONG-TERM INVESTMENTS (cost $295,349,418)	342,241,289

SHORT-TERM INVESTMENTS — 15.8%
U.S. Government Treasury Security — 0.1%
370	U.S. Treasury Bills 0.140%, 03/21/13 (j)(m) (cost $369,959)	369,972

Shares
AFFILIATED MUTUAL FUNDS — 15.7%
2,147,354	Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund(k) (cost $20,836,780)	19,820,080
35,932,131	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund(k)(l) (cost $35,932,131; includes of $11,819,513 of cash collateral received for securities on loan)	35,932,131

	TOTAL AFFILIATED MUTUAL FUNDS (cost $56,768,911)	55,752,211

	TOTAL SHORT-TERM INVESTMENTS (cost $57,138,870)	56,122,183

	TOTAL INVESTMENTS — 112.3% (cost $352,488,288)(o)	398,363,472
	LIABILITIES IN EXCESS OF OTHER ASSETS(p) — (12.3%)	(43,670,448)

	NET ASSETS — 100.0%	$354,693,024

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ABS—Asset-Based Security

BABs—Build America Bonds

CDO—Collateralized Debt Obligation

CLO—Collateralized Loan Obligation

CMBS—Collateralized Mortgage-Backed Security

FHLMC—Federal Home Loan Mortgage Association

GO—General Obligation

I/O—Interest Only

MSCI EAFE—Morgan Stanley Capital International Europe, Australasia and Far East

MTN—Medium Term Note

NR—Not Rated by Moody’s or Standard & Poor’s

REIT—Real Estate Investment Trust

TBA—To Be Announced

*	Non-income producing security.
§	The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
†	The ratings reflected are as of December 31, 2012. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $11,609,052; cash collateral of $11,819,513 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Indicates a security that has been deemed illiquid.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2012.
(d)	Indicates a restricted security, the aggregate original cost of such securities is $889,045. The aggregate value of $1,021,859 is approximately 0.3% of net assets.
(e)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security. Such securities may be post maturity.
(f)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(g)	Standard and Poor’s Rating
(h)	Rate shown reflects the effective yield at December 31, 2012.
(i)	Represents zero coupon bond. Rate shown reflects the effective yield at December 31, 2012.
(j)	Represents security, or a portion thereof, segregated as collateral for futures contract.
(k)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(l)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(m)	Rate quoted represents yield-to maturity as of purchase date.
(n)	All or partial principal amount totaling $ 12,500,000 represents to-be-announced (“TBA”) securities acquired under mortgage dollar roll agreement.
(o)	The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of December 31, were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$356,122,293	$48,864,840	$(6,623,661)	$42,241,179

The difference between book basis and tax basis was attributable to deferred losses on wash sales, investments in passive foreign investments companies and trust preferred securities as of the most recent fiscal year end.

(p)	Includes net unrealized appreciation on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at December 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at December 31, 2012	Unrealized Appreciation (Depreciation)
	Long Positions:
14	2 Year U.S. Treasury Notes	Mar. 2013	$3,084,627	$3,086,563	$1,936
74	5 Year U.S. Treasury Notes	Mar. 2013	9,207,698	9,206,641	(1,057)
46	10 Year U.S. Treasury Notes	Mar. 2013	6,116,260	6,107,938	(8,322)
4	Euro STOXX 50 Index	Mar. 2013	137,714	138,068	354
1	FTSE 100 Index	Mar. 2013	95,554	94,998	(556)
9	MSCI EAFE Index Mini	Mar. 2013	726,089	729,135	3,046
2	Nikkei 225 Index	Mar. 2013	103,856	105,700	1,844
35	S&P 500 E-mini	Mar. 2013	2,466,615	2,485,175	18,560
1	U.S. Ultra Bond	Mar. 2013	164,064	162,594	(1,470)

					14,335

	Short Position:
19	U.S. Long Bond	Mar. 2013	2,850,594	2,802,500	48,094

					$62,429

Interest rate swap agreements outstanding at December 31, 2012:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreement:
$2,855	08/31/16	0.934%	3 month LIBOR(2)	$44,999	$—	$44,999	Credit Suisse International
890	08/31/16	0.978	3 month LIBOR(1)	(15,597)	—	(15,597)	JPMorgan Chase Bank NA
890	08/31/16	0.975	3 month LIBOR(1)	(15,473)	—	(15,473)	JPMorgan Chase Bank NA
245	09/14/16	1.206	3 month LIBOR(1)	(6,419)	—	(6,419)	Deutsche Bank AG
4,240	11/30/16	0.945	3 month LIBOR(1)	(55,289)	—	(55,289)	Citibank NA
2,660	11/30/16	0.913	3 month LIBOR(1)	(31,262)	—	(31,262)	JPMorgan Chase Bank NA
1,570	02/28/17	0.680	3 month LIBOR(2)	768	—	768	Citibank NA
150	01/13/22	1.676	3 month LIBOR(2)	714	—	714	Citibank NA
150	01/13/22	1.660	3 month LIBOR(1)	(778)	—	(778)	Citibank NA
1,030	08/15/28	2.370	3 month LIBOR(1)	2,048	—	2,048	Citibank NA

				$(76,289)	$—	$(76,289)

LIBOR—London Interbank Offered Rate

(1)	The Series pays the fixed rate and receives the floating rate.
(2)	The Series pays the floating rate and receives the fixed rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at December 31, 2012:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps - Buy Protection(1):
Bunge Ltd. Finance Corp.	06/20/14	0.650%	$240	$405	$—	$405	JPMorgan Chase Bank
Newell Rubbermaid, Inc.	06/20/18	1.000	300	(1,767)	—	(1,767)	Morgan Stanley Capital Services, Inc.
Simon Property Group L.P.	06/20/18	0.970	500	141	—	141	Morgan Stanley Capital Services, Inc.

				$(1,221)	$—	$(1,221)

(1)	If the Series is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Series will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Series could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

The following is a summary of the fair value of the derivative instruments utilized by the Series as of December 31, 2012 categorized by risk exposure:

Derivative Fair Value at 12/31/2012
Credit contracts	$(1,221)
Equity contracts	23,994
Interest rate contracts	(37,108)

Total	$(14,335)

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$200,313,704	$16,652,286	$—
Exchange Traded Fund	767,070	—	—
Preferred Stocks	83,700	102,364	—
Rights	746	—	—
Corporate Bonds	—	35,174,126	597,748
Asset Backed Securities	—	7,512,901	—
Collateralized Mortgage Obligations	—	1,347,102	—
Commercial Mortgage Backed Securities	—	16,294,306	—
Foreign Agencies	—	2,365,640	—
Mortgage Backed Securities	—	35,103,426	—
Municipal Bonds	—	1,961,866	—
Sovereign Bonds	—	572,734	—
U.S. Government Agency Obligations	—	496,271	—
U.S. Government Treasury Securities	—	23,265,271	—
Affiliated Mutual Funds	55,752,211	—	—
Other Financial Instruments*
Futures	62,429	—	—
Interest Rate Swaps	—	(76,289)	—
Credit Default Swaps	—	(1,221)	—

Total	$256,979,860	$140,770,783	$597,748

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument

Fair value of Level 2 investments at 09/30/12 was $127,645,374. An amount of $ 9,887,716 was transferred from Level 1 into Level 2 at 12/31/12 as a result of fair valuing such foreign securities using third-party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Series values its securities and the earlier closing of foreign markets.

It is the Series’ policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Funds hold portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Funds’ securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Funds to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Funds’ investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedules of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Funds’ normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset value on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies, issued and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with input from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Funds invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund, each a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Investment Portfolios, Inc.

By (Signature and Title)*	/s/ Deborah A.Docs
Deborah A. Docs
Secretary of the Fund

Date February 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date February 21, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date February 21, 2013

*	Print the name and title of each signing officer under his or her signature.